UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	April 30, 2008

Item 1. Reports to Stockholders

Fidelity®
Inflation-Protected Bond
Fund

Annual Report

April 30, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2008	Past 1 year	Past 5 years	Life of fund A
Inflation-Protected Bond	8.46%	5.48%	6.41%

A From June 26, 2002.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Inflation-Protected Bond, a class of the fund, on June 26, 2002, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers ® U.S. Treasury Inflation-Protected Securities Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from William Irving, Portfolio Manager of Fidelity® Inflation-Protected Bond Fund

The U.S. investment-grade bond market outperformed most domestic stock and lower-quality debt market measures for the 12-month period ending April 30, 2008. During that span, the Lehman Brothers® U.S. Aggregate Index - a proxy for high-quality, fixed-rate, taxable debt securities - returned 6.87%. In comparison, the Standard & Poor's 500SM Index - a popular measure of the U.S. stock market - fell 4.68%, while the Merrill Lynch® U.S. High Yield Master II Constrained Index, a gauge of lower-quality but typically higher-yielding debt, declined 0.73%. Amid increased market volatility, investors fled riskier segments of the market, opting for the perceived security of highly rated debt instruments, which were predominantly government bonds. Trying to calm some of the market turmoil, the Federal Reserve Board cut the target fed funds rate from 5.25% to 2.00% during the period. The federal government also approved a $150 billion stimulus package. Overall, Treasuries benefited the most from this environment, rising 9.72% as measured by the Lehman Brothers U.S. Treasury Index.

During the past 12 months, Inflation-Protected Bond returned 8.46% and the Lehman Brothers U.S. Treasury Inflation-Protected Securities (TIPS) Index advanced 11.33%. The fund's absolute return was driven by the strong performance of Treasury inflation-protected bonds. The biggest detractor from the fund's return relative to the index was its exposure to asset-backed securities secured by subprime mortgage loans. These securities - in which I held a small amount directly, but the bulk indirectly through the fund's exposure to Fidelity Ultra-Short Central Fund - suffered steep price declines amid the housing meltdown and credit market crisis. The fund also lost ground due to indirect and direct holdings in collateralized mortgage obligations and commercial mortgage-backed securities - neither of which is in the benchmark - because they significantly lagged the index. I also employed derivatives known as total return swaps. I sold TIPS to counterparties and invested the proceeds in Ultra-Short Central throughout much the period. From the time I purchased the swaps, the counterparties paid the fund cash flows from the TIPS I sold them in return for fees paid by the fund. That strategy worked against us because the fees paid by the fund exceeded Ultra-Short Central's return. In an attempt to help reduce the fund's overall volatility, I eliminated its exposure to Ultra-Short Central.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 to April 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During Period* November 1, 2007 to April 30, 2008
Class A
Actual	$ 1,000.00	$ 1,053.20	$ 3.83
HypotheticalA	$ 1,000.00	$ 1,021.13	$ 3.77
Class T
Actual	$ 1,000.00	$ 1,053.10	$ 3.83
HypotheticalA	$ 1,000.00	$ 1,021.13	$ 3.77
Class B
Actual	$ 1,000.00	$ 1,049.80	$ 7.14
HypotheticalA	$ 1,000.00	$ 1,017.90	$ 7.02
Class C
Actual	$ 1,000.00	$ 1,049.30	$ 7.64
HypotheticalA	$ 1,000.00	$ 1,017.40	$ 7.52
Inflation-Protected Bond
Actual	$ 1,000.00	$ 1,055.50	$ 2.30
HypotheticalA	$ 1,000.00	$ 1,022.63	$ 2.26
Institutional Class
Actual	$ 1,000.00	$ 1,054.50	$ 2.50
HypotheticalA	$ 1,000.00	$ 1,022.43	$ 2.46

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	.75%
Class T	.75%
Class B	1.40%
Class C	1.50%
Inflation-Protected Bond	.45%
Institutional Class	.49%

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.
Coupon Distribution as of April 30, 2008
	% of fund's investments	% of fund's investments 6 months ago
Less than 1%	3.4	1.1
1 - 1.99%	20.9	13.7
2 - 2.99%	52.5	38.0
3 - 3.99%	18.5	21.5
4 - 4.99%	2.9	0.7
5 - 5.99%	0.3	12.1
6% and over	0.2	0.8
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

The coupon rates on inflation-protected bonds tend to be lower than their nominal bond counterparts since inflation-protected bonds get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Weighted Average Maturity as of April 30, 2008
6 months ago
Years	9.5	8.5

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of April 30, 2008
6 months ago
Years	6.4	5.0

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of April 30, 2008*		As of October 31, 2007**
	Corporate Bonds 0.0%		Corporate Bonds 2.2%
	U.S. Government and U.S. Government Agency Obligations 95.5%		U.S. Government and U.S. Government Agency Obligations 83.1%
	Asset-Backed Securities 0.3%		Asset-Backed Securities 6.5%
	CMOs and Other Mortgage Related Securities 2.0%		CMOs and Other Mortgage Related Securities 4.6%
	Short-Term Investments and Net Other Assets 2.2%		Short-Term Investments and Net Other Assets 3.6%
* Foreign investments	0.0%	** Foreign investments	3.6%
* Futures and Swaps	6.1%	** Futures and Swaps	16.9%
* Inflation Protected	100.1%	** Inflation Protected	98.6%

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments April 30, 2008

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 94.1%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
1.75% 1/15/28	$ 120,216,202	$ 114,599,823
2% 1/15/26	39,993,000	39,743,044
2.375% 1/15/25	73,923,799	77,770,127
3.375% 4/15/32	1,193	1,505
3.625% 4/15/28	119,682,444	149,733,984
3.875% 4/15/29	104,553,120	136,253,941
U.S. Treasury Inflation-Indexed Notes:
0.625% 4/15/13	15,021,750	14,928,333
0.875% 4/15/10	67,162,706	68,054,697
1.625% 1/15/15	84,804,075	87,281,964
1.625% 1/15/18	112,900,979	114,109,357
1.875% 7/15/13	136,628,875	143,513,737
1.875% 7/15/15	48,970,800	51,163,029
2% 4/15/12	280,351,619	294,829,263
2% 1/15/14	152,114,512	160,290,669
2% 7/15/14	107,242,848	113,107,746
2% 1/15/16	101,848,840	106,981,106
2.375% 4/15/11	49,055,780	51,822,823
2.375% 1/15/17	112,415,373	121,285,620
2.375% 1/15/27	125,850,637	132,339,745
2.5% 7/15/16	81,230,850	88,547,966
2.625% 7/15/17	81,705,821	89,895,524
3% 7/15/12	65,732,870	72,008,322
3.375% 1/15/12	10,371,183	11,424,501
3.5% 1/15/11	66,890,450	72,800,822
4.25% 1/15/10	6,844,173	7,349,464
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $2,270,309,679)		2,319,837,112
U.S. Government Agency - Mortgage Securities - 1.4%

Fannie Mae - 1.2%
4.196% 11/1/34 (c)	2,599,182	2,603,423
4.712% 7/1/34 (c)	4,064,333	4,111,020
4.751% 1/1/35 (c)	2,984,575	3,016,844
4.751% 9/1/36 (b)(c)	1,861,176	1,890,211
4.848% 9/1/34 (c)	946,678	956,081
4.897% 7/1/34 (c)	5,196,114	5,262,791
4.925% 3/1/35 (c)	4,950,912	5,011,615
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
5.056% 9/1/34 (c)	$ 3,213,204	$ 3,245,927
6.398% 7/1/36 (c)	3,914,108	4,030,166
TOTAL FANNIE MAE		30,128,078
Freddie Mac - 0.2%
5.94% 1/1/37 (c)	4,984,305	5,069,333
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $35,262,215)		35,197,411
Asset-Backed Securities - 0.3%

Ameriquest Mortgage Securities, Inc. Series 2004-R10 Class M1, 3.595% 11/25/34 (c)	1,375,000	991,260
Countrywide Asset-Backed Certificates Trust Series 2007-11 Class 2A1, 2.955% 6/25/47 (c)	4,054,422	3,726,901
Home Equity Asset Trust Series 2003-8 Class M1, 3.975% 4/25/34 (c)	953,660	717,422
JPMorgan Mortgage Acquisition Trust Series 2006-WF1 Class A1B, 2.995% 7/25/36 (c)	1,213,382	1,200,489
Specialty Underwriting & Residential Finance Trust Series 2003-BC3 Class M2, 4.495% 8/25/34 (c)	379,947	324,728
TOTAL ASSET-BACKED SECURITIES (Cost $7,851,454)		6,960,800
Collateralized Mortgage Obligations - 1.8%

Private Sponsor - 1.8%
Banc of America Mortgage Securities, Inc.:
Series 2003-J Class 2A2, 4.3999% 11/25/33 (c)	793,310	750,709
Series 2004-D Class 2A1, 3.6171% 5/25/34 (c)	249,972	243,075
Series 2005-H Class 1A1, 4.9195% 9/25/35 (c)	260,953	249,524
Chase Mortgage Finance Trust:
Series 2007-A1:
Class 1A5, 4.353% 2/25/37 (c)	15,600	15,037
Class 2A1, 4.1368% 2/25/37 (c)	4,773,471	4,589,860
Class 5A1, 4.1702% 2/25/37 (c)	2,606,511	2,539,210
Series 2007-A2 Class 2A1, 4.2368% 7/25/37 (c)	1,047,470	1,016,045
JPMorgan Mortgage Trust Series 2006-A2 Class 5A1, 3.7541% 11/25/33 (c)	7,338,065	6,678,373
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
WaMu Mortgage pass-thru certificates Series 2004-AR7 Class A6, 3.9405% 7/25/34 (c)	$ 195,000	$ 193,067
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-W Class A9, 4.5592% 11/25/34 (c)	10,705,000	9,585,257
Series 2005-AR1 Class 1A1, 4.5409% 2/25/35 (c)	17,533,970	16,992,054
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $44,851,879)		42,852,211
Commercial Mortgage Securities - 0.2%

Banc of America Mortgage Securities, Inc. Series 2003-K Class 2A2, 4.4733% 12/25/33 (c)	3,416,065	3,148,183
Wachovia Bank Commercial Mortgage Trust Series 2004-C14 Class PP, 4.9683% 8/15/41 (a)(c)	2,507,364	2,123,229
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $5,794,096)		5,271,412
Cash Equivalents - 1.2%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 2.01%, dated 4/30/08 due 5/1/08 (Collateralized by U.S. Government Obligations) # (Cost $30,373,000)	$ 30,374,697	30,373,000
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $2,394,442,323)		2,440,491,946
NET OTHER ASSETS - 1.0%		25,291,379
NET ASSETS - 100%		$ 2,465,783,325
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34

	Oct. 2034	$ 569,000	$ (271,413)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class B3, 7.2913% 9/25/34	Oct. 2034	247,460	(135,082)
Receive monthly notional amount multiplied by 3.3% and pay to Morgan Stanley, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11, Class M9, 6.3950% 11/25/34	Dec. 2034	278,962	(152,093)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 6.3950% 8/25/34	Sept. 2034	166,315	(91,024)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7, Class B3, 7.6913% 7/25/34	August 2034	244,667	(116,869)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	164,002	(61,201)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	569,000	(220,033)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34

	Oct. 2034	$ 569,000	$ (167,082)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	520,000	(332,775)
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	569,000	(363,633)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	50,104	(42,866)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34	March 2034	112,443	(53,905)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34	Feb. 2034	34,269	(28,898)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon credit event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	569,000	(336,311)
TOTAL CREDIT DEFAULT SWAPS		4,663,222	(2,373,185)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 0.875% 4/15/10 and pay quarterly a floating rate based on 3-month LIBOR minus 18.25 basis points with UBS	April 2010	$ 40,000,000	$ 4,425,842
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 0.875% 4/15/10 and pay semi-annually a floating rate based on 6-month LIBOR minus 19.5 basis points with Goldman Sachs	April 2010	49,550,000	6,294,455
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 4.25% 1/15/10 and pay semi-annually a floating rate based on 6-month LIBOR minus 19 basis points with Goldman Sachs	Jan. 2010	44,860,000	3,000,161
TOTAL TOTAL RETURN SWAPS		134,410,000	13,720,458
		$ 139,073,222	$ 11,347,273
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,123,229 or 0.1% of net assets.

(b) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,306,243.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$30,373,000 due 5/01/08 at 2.01%
Banc of America Securities LLC	$ 4,098,235
Barclays Capital, Inc.	22,726,677
UBS Securities LLC	3,264,241
WestLB AG	283,847
$ 30,373,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 10,491,022
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non-Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 290,445,901	$ -	$ 256,823,314	$ -	0.0%
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	95.5%
AAA,AA,A	2.2%
BB	0.1%
Short-Term Investments and Net Other Assets	2.2%
100.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Income Tax Information
At April 30, 2008, the fund had a capital loss carryforward of approximately $32,456,198 of which $4,603,298, $22,760,042 and $5,092,858 will expire on April 30, 2014, 2015 and 2016, respectively.
The fund intends to elect to defer to its fiscal year ending April 30, 2009 approximately $32,493,134 of losses recognized during the period November 1, 2007 to April 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2008

Assets
Investment in securities, at value (including repurchase agreements of $30,373,000) - See accompanying schedule: Unaffiliated issuers (cost $2,394,442,323)		$ 2,440,491,946
Cash		405
Receivable for investments sold		24,940,484
Receivable for swap agreements		9,667
Receivable for fund shares sold		5,015,531
Distributions receivable from Fidelity Central Funds		6,168
Interest receivable		10,718,070
Swap agreements, at value		11,347,273
Receivable from investment adviser for expense reductions		22,717
Total assets		2,492,552,261

Liabilities
Payable for investments purchased	$ 14,895,901
Payable for fund shares redeemed	10,551,504
Distributions payable	189,066
Accrued management fee	662,422
Distribution fees payable	154,488
Other affiliated payables	315,555
Total liabilities		26,768,936

Net Assets		$ 2,465,783,325
Net Assets consist of:
Paid in capital		$ 2,457,774,232
Undistributed net investment income		966,176
Accumulated undistributed net realized gain (loss) on investments		(50,353,979)
Net unrealized appreciation (depreciation) on investments		57,396,896
Net Assets		$ 2,465,783,325

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

April 30, 2008

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($142,814,205 ÷ 12,723,911 shares)	$ 11.22

Maximum offering price per share (100/96.00 of $11.22)	$ 11.69
Class T: Net Asset Value and redemption price per share ($77,332,146 ÷ 6,881,319 shares)	$ 11.24

Maximum offering price per share (100/96.00 of $11.24)	$ 11.71
Class B: Net Asset Value and offering price per share ($44,775,936 ÷ 3,986,585 shares)A	$ 11.23

Class C: Net Asset Value and offering price per share ($90,059,915 ÷ 8,026,531 shares)A	$ 11.22

Inflation-Protected Bond: Net Asset Value, offering price and redemption price per share ($2,008,504,131 ÷ 178,439,795 shares)	$ 11.26

Institutional Class: Net Asset Value, offering price and redemption price per share ($102,296,992 ÷ 9,106,886 shares)	$ 11.23

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended April 30, 2008

Investment Income
Interest		$ 33,459,202
Inflation principal income		57,740,958
Income from Fidelity Central Funds		10,491,022
Total income		101,691,182

Expenses
Management fee	$ 5,725,046
Transfer agent fees	2,107,188
Distribution fees	1,273,785
Fund wide operations fee	621,241
Independent trustees' compensation	6,989
Miscellaneous	3,276
Total expenses before reductions	9,737,525
Expense reductions	(179,554)	9,557,971
Net investment income		92,133,211
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	369,195
Fidelity Central Funds	(34,835,561)
Swap agreements	(530,606)
Total net realized gain (loss)		(34,996,972)
Change in net unrealized appreciation (depreciation) on: Investment securities	51,260,736
Swap agreements	8,746,883
Total change in net unrealized appreciation (depreciation)		60,007,619
Net gain (loss)		25,010,647
Net increase (decrease) in net assets resulting from operations		$ 117,143,858

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended April 30, 2008	Year ended April 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 92,133,211	$ 71,496,532
Net realized gain (loss)	(34,996,972)	(10,690,808)
Change in net unrealized appreciation (depreciation)	60,007,619	31,612,708
Net increase (decrease) in net assets resulting from operations	117,143,858	92,418,432
Distributions to shareholders from net investment income	(34,611,290)	(35,628,678)
Distributions to shareholders from net realized gain	(52,326,324)	(14,460,740)
Total distributions	(86,937,614)	(50,089,418)
Share transactions - net increase (decrease)	795,454,553	(183,806,913)
Total increase (decrease) in net assets	825,660,797	(141,477,899)

Net Assets
Beginning of period	1,640,122,528	1,781,600,427
End of period (including undistributed net investment income of $966,176 and distributions in excess of net investment income of $3,987,148, respectively)	$ 2,465,783,325	$ 1,640,122,528

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended April 30,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.92	$ 10.65	$ 11.48	$ 10.92	$ 10.77
Income from Investment Operations
Net investment income C	.538	.434	.500	.407	.323
Net realized and unrealized gain (loss)	.306	.137	(.676)	.620	.236
Total from investment operations	.844	.571	(.176)	1.027	.559
Distributions from net investment income	(.194)	(.209)	(.154)	(.132)	(.148)
Distributions from net realized gain	(.350)	(.092)	(.453)	(.335)	(.261)
Tax return of capital	-	-	(.047)	-	-
Total distributions	(.544)	(.301)	(.654)	(.467)	(.409)
Net asset value, end of period	$ 11.22	$ 10.92	$ 10.65	$ 11.48	$ 10.92
Total Return A, B	7.96%	5.43%	(1.62)%	9.58%	5.20%
Ratios to Average Net Assets D, F
Expenses before reductions	.80%	.71%	.70%	.81%	.84%
Expenses net of fee waivers, if any	.75%	.66%	.65%	.65%	.65%
Expenses net of all reductions	.75%	.65%	.65%	.65%	.65%
Net investment income	4.87%	4.02%	4.50%	3.63%	2.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 142,814	$ 68,710	$ 86,364	$ 75,422	$ 31,656
Portfolio turnover rate E	35%	34%	71%	117%	117%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended April 30,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.93	$ 10.66	$ 11.49	$ 10.93	$ 10.77
Income from Investment Operations
Net investment income C	.538	.424	.489	.397	.313
Net realized and unrealized gain (loss)	.316	.137	(.676)	.619	.246
Total from investment operations	.854	.561	(.187)	1.016	.559
Distributions from net investment income	(.194)	(.199)	(.143)	(.121)	(.138)
Distributions from net realized gain	(.350)	(.092)	(.453)	(.335)	(.261)
Tax return of capital	-	-	(.047)	-	-
Total distributions	(.544)	(.291)	(.643)	(.456)	(.399)
Net asset value, end of period	$ 11.24	$ 10.93	$ 10.66	$ 11.49	$ 10.93
Total Return A, B	8.05%	5.32%	(1.71)%	9.47%	5.19%
Ratios to Average Net Assets D, F
Expenses before reductions	.79%	.78%	.78%	.90%	.95%
Expenses net of fee waivers, if any	.75%	.75%	.75%	.75%	.75%
Expenses net of all reductions	.75%	.75%	.75%	.75%	.75%
Net investment income	4.86%	3.92%	4.40%	3.53%	2.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 77,332	$ 65,833	$ 86,613	$ 84,596	$ 44,266
Portfolio turnover rate E	35%	34%	71%	117%	117%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended April 30,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.92	$ 10.65	$ 11.48	$ 10.92	$ 10.77
Income from Investment Operations
Net investment income C	.466	.354	.418	.324	.242
Net realized and unrealized gain (loss)	.316	.137	(.678)	.619	.235
Total from investment operations	.782	.491	(.260)	.943	.477
Distributions from net investment income	(.122)	(.129)	(.070)	(.048)	(.066)
Distributions from net realized gain	(.350)	(.092)	(.453)	(.335)	(.261)
Tax return of capital	-	-	(.047)	-	-
Total distributions	(.472)	(.221)	(.570)	(.383)	(.327)
Net asset value, end of period	$ 11.23	$ 10.92	$ 10.65	$ 11.48	$ 10.92
Total Return A, B	7.36%	4.65%	(2.36)%	8.76%	4.41%
Ratios to Average Net Assets D, F
Expenses before reductions	1.50%	1.49%	1.49%	1.61%	1.61%
Expenses net of fee waivers, if any	1.40%	1.40%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.40%	1.40%	1.40%	1.40%	1.40%
Net investment income	4.21%	3.27%	3.75%	2.88%	2.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,776	$ 35,826	$ 48,972	$ 56,052	$ 38,608
Portfolio turnover rate E	35%	34%	71%	117%	117%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended April 30,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.91	$ 10.64	$ 11.47	$ 10.91	$ 10.76
Income from Investment Operations
Net investment income C	.455	.343	.406	.312	.230
Net realized and unrealized gain (loss)	.316	.137	(.677)	.619	.235
Total from investment operations	.771	.480	(.271)	.931	.465
Distributions from net investment income	(.111)	(.118)	(.059)	(.036)	(.054)
Distributions from net realized gain	(.350)	(.092)	(.453)	(.335)	(.261)
Tax return of capital	-	-	(.047)	-	-
Total distributions	(.461)	(.210)	(.559)	(.371)	(.315)
Net asset value, end of period	$ 11.22	$ 10.91	$ 10.64	$ 11.47	$ 10.91
Total Return A, B	7.26%	4.55%	(2.46)%	8.66%	4.31%
Ratios to Average Net Assets D, F
Expenses before reductions	1.55%	1.54%	1.55%	1.67%	1.69%
Expenses net of fee waivers, if any	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income	4.11%	3.17%	3.65%	2.78%	2.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 90,060	$ 51,205	$ 74,329	$ 71,407	$ 46,876
Portfolio turnover rate E	35%	34%	71%	117%	117%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Inflation-Protected Bond

Years ended April 30,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.94	$ 10.67	$ 11.50	$ 10.94	$ 10.79
Income from Investment Operations
Net investment income B	.573	.457	.525	.426	.341
Net realized and unrealized gain (loss)	.324	.136	(.679)	.618	.235
Total from investment operations	.897	.593	(.154)	1.044	.576
Distributions from net investment income	(.227)	(.231)	(.176)	(.149)	(.165)
Distributions from net realized gain	(.350)	(.092)	(.453)	(.335)	(.261)
Tax return of capital	-	-	(.047)	-	-
Total distributions	(.577)	(.323)	(.676)	(.484)	(.426)
Net asset value, end of period	$ 11.26	$ 10.94	$ 10.67	$ 11.50	$ 10.94
Total Return A	8.46%	5.63%	(1.42)%	9.73%	5.35%
Ratios to Average Net Assets C, E
Expenses before reductions	.45%	.45%	.47%	.63%	.67%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.50%	.50%
Expenses net of all reductions	.45%	.45%	.45%	.50%	.50%
Net investment income	5.17%	4.22%	4.70%	3.78%	3.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,008,504	$ 1,307,686	$ 1,400,656	$ 1,579,697	$ 1,142,388
Portfolio turnover rate D	35%	34%	71%	117%	117%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended April 30,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.92	$ 10.65	$ 11.48	$ 10.92	$ 10.77
Income from Investment Operations
Net investment income B	.565	.452	.517	.425	.337
Net realized and unrealized gain (loss)	.318	.137	(.676)	.619	.239
Total from investment operations	.883	.589	(.159)	1.044	.576
Distributions from net investment income	(.223)	(.227)	(.171)	(.149)	(.165)
Distributions from net realized gain	(.350)	(.092)	(.453)	(.335)	(.261)
Tax return of capital	-	-	(.047)	-	-
Total distributions	(.573)	(.319)	(.671)	(.484)	(.426)
Net asset value, end of period	$ 11.23	$ 10.92	$ 10.65	$ 11.48	$ 10.92
Total Return A	8.34%	5.60%	(1.47)%	9.74%	5.36%
Ratios to Average Net Assets C, E
Expenses before reductions	.49%	.49%	.50%	.61%	.67%
Expenses net of fee waivers, if any	.49%	.49%	.50%	.50%	.50%
Expenses net of all reductions	.49%	.49%	.50%	.50%	.50%
Net investment income	5.13%	4.18%	4.65%	3.78%	3.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 102,297	$ 110,863	$ 84,666	$ 78,096	$ 66,324
Portfolio turnover rate D	35%	34%	71%	117%	117%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2008

1. Organization.

Fidelity Inflation-Protected Bond Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Inflation-Protected Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Ultra-Short Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements

Annual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Certain of the Fund's securities may be valued by a single source or dealer.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though principal is not received until maturity.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Inflation income is distributed as a short-term capital gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. Certain adjustments have been made to the accounts relating to prior periods. Collectively, these adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 68,169,070
Unrealized depreciation	(24,429,227)
Net unrealized appreciation (depreciation)	43,739,843
Undistributed ordinary income	26,659,799
Capital loss carryforward	(32,456,198)

Cost for federal income tax purposes	$ 2,396,752,103

The tax character of distributions paid was as follows:

	April 30, 2008	April 30, 2007
Ordinary Income	$ 86,937,614	$ 50,089,418

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Annual Report

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

Annual Report

Notes to Financial Statements - continued

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $56,358,652 and $260,141,403, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 224,765	$ 14,629
Class T	0%	.25%	163,554	28,513
Class B	.65%	.25%	323,438	235,242
Class C	.75%	.25%	562,028	74,335
			$ 1,273,785	$ 352,719

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 29,777
Class T	10,754
Class B*	84,171
Class C*	14,709
$ 139,411

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund. FIIOC receives an asset-based fee of .10% of Inflation-Protected Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the transfer agent for Inflation-Protected Bond shares. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 177,781.20
Class T	125,582.19
Class B	87,984.25
Class C	111,447.20
Inflation-Protected Bond	1,468,822.10
Institutional Class	135,572.14
	$ 2,107,188

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent trustees. For the period, the FWOE fee was equivalent to an annual rate of ..03% of average net assets.

Annual Report

Notes to Financial Statements - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $3,276 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $1,094,525.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Annual Report

9. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	.75%	$ 44,809
Class T	.75%	28,304
Class B	1.40%	34,878
Class C	1.50%	28,827
		$ 136,818

In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3,660. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 1,086
Inflation-Protected Bond	37,990
$ 39,076

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, FIIOC, a transfer agent of the Fund, notified the Fund that the Fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund which did not result in a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC has remediated affected shareholders.

Annual Report

Notes to Financial Statements - continued

11. Credit Risk.

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on securities backed by subprime mortgage loans have resulted in increased volatility of market price and periods of illiquidity that have adversely impacted the valuation of certain issuers of the Fund.

12. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended April 30,	2008	2007
From net investment income
Class A	$ 1,481,389	$ 1,479,230
Class T	1,124,839	1,440,713
Class B	385,515	520,261
Class C	516,543	704,830
Inflation-Protected Bond	29,088,901	29,435,098
Institutional Class	2,014,103	2,048,546
Total	$ 34,611,290	$ 35,628,678
From net realized gain
Class A	$ 2,569,563	$ 609,246
Class T	1,895,443	622,237
Class B	1,062,348	350,922
Class C	1,586,132	505,250
Inflation-Protected Bond	42,392,487	11,506,857
Institutional Class	2,820,351	866,228
Total	$ 52,326,324	$ 14,460,740

13. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended April 30,	2008	2007	2008	2007
Class A
Shares sold	9,280,212	1,952,078	$ 104,436,260	$ 21,022,726
Reinvestment of distributions	324,758	163,517	3,551,899	1,764,403
Shares redeemed	(3,175,953)	(3,933,449)	(35,445,631)	(42,401,569)
Net increase (decrease)	6,429,017	(1,817,854)	$ 72,542,528	$ (19,614,440)

Annual Report

13. Share Transactions - continued

	Shares		Dollars
Years ended April 30,	2008	2007	2008	2007
Class T
Shares sold	4,670,804	1,454,445	$ 52,712,717	$ 15,699,969
Reinvestment of distributions	263,978	182,141	2,882,880	1,967,624
Shares redeemed	(4,078,414)	(3,739,709)	(45,325,978)	(40,406,850)
Net increase (decrease)	856,368	(2,103,123)	$ 10,269,619	$ (22,739,257)
Class B
Shares sold	1,667,693	344,805	$ 18,878,307	$ 3,731,490
Reinvestment of distributions	110,073	65,341	1,199,159	704,938
Shares redeemed	(1,071,395)	(1,727,333)	(11,811,011)	(18,640,235)
Net increase (decrease)	706,371	(1,317,187)	$ 8,266,455	$ (14,203,807)
Class C
Shares sold	4,856,856	622,263	$ 55,208,311	$ 6,699,366
Reinvestment of distributions	149,118	87,177	1,622,401	939,454
Shares redeemed	(1,672,018)	(3,001,366)	(18,431,367)	(32,336,242)
Net increase (decrease)	3,333,956	(2,291,926)	$ 38,399,345	$ (24,697,422)
Inflation-Protected Bond
Shares sold	112,072,243	34,854,073	$ 1,267,395,964	$ 376,828,766
Reinvestment of distributions	6,221,270	3,602,544	68,219,202	38,997,825
Shares redeemed	(59,335,538)	(50,201,592)	(659,119,999)	(542,274,449)
Net increase (decrease)	58,957,975	(11,744,975)	$ 676,495,167	$ (126,447,858)
Institutional Class
Shares sold	3,919,607	4,516,192	$ 43,760,658	$ 48,904,168
Reinvestment of distributions	119,423	58,621	1,306,496	633,331
Shares redeemed	(5,081,951)	(2,372,791)	(55,585,715)	(25,641,628)
Net increase (decrease)	(1,042,921)	2,202,022	$ (10,518,561)	$ 23,895,871

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and Shareholders of Fidelity Inflation-Protected Bond Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Inflation-Protected Bond Fund (the Fund), a fund of Fidelity Fixed-Income Trust, including the schedule of investments, as of April 30, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2008, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Inflation-Protected Bond Fund as of April 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 17, 2008

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Each of the Trustees oversees 377 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (66)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology), Compaq, Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing) (1994-2007).

Ned C. Lautenbach (64)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member and Chairperson of the Investment Committee, and a member of the Board of Trustees of Smith College. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy. In addition, she served as Chief Investment Officer, Director of Global Equity Investments and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (68)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, he is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (69)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello, Mr. Thomas, Mr. Wiley, Mr. Lacy, and Mr. Arthur Johnson may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Fixed-Income Trust. Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

Alan J. Lacy (54)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Fixed-Income Trust. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Peter S. Lynch (64)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Fixed-Income Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-
present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Fixed-Income Trust. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

David M. Thomas (58)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Fixed-Income Trust. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (57)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Fixed-Income Trust. Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (44)

Year of Election or Appointment: 2007

President and Treasurer of Inflation-Protected Bond. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (52)

Year of Election or Appointment: 2006

Vice President of Inflation-Protected Bond. Mr. Greer also serves as Vice President of Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-
present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Thomas J. Silvia (46)

Year of Election or Appointment: 2005

Vice President of Inflation-Protected Bond. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present) and Executive Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Senior Vice President of Fidelity Investments Money Management, Inc. (2005-2007), Senior Vice President (2004-2005) and Vice President (2002-2004) of Fidelity Investments Fixed-Income Division, Vice President of certain Balanced Funds (2005-2007), certain Asset Allocation Funds (2005-2007), a Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary of Inflation-Protected Bond. Mr. Goebel also serves as Secretary of other Fidelity funds (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present); Deputy General Counsel of FMR LLC. Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

John B. McGinty, Jr. (45)

Year of Election or Appointment: 2008

Assistant Secretary of Inflation-Protected Bond. Mr. McGinty also serves as Assistant Secretary of other Fidelity funds (2008-present) and is an employee of FMR LLC (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

R. Stephen Ganis (42)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Inflation-Protected Bond. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present).

Joseph B. Hollis (60)

Year of Election or Appointment: 2006

Chief Financial Officer of Inflation-Protected Bond. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2004

Chief Compliance Officer of Inflation-Protected Bond. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments. He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-
present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present).

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of Inflation-Protected Bond. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2005

Deputy Treasurer of Inflation-Protected Bond. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of Inflation-Protected Bond. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)
Year of Election or Appointment: 2004 Assistant Treasurer of Inflation-Protected Bond. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004-present) and is an employee of FMR.
Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of Inflation-Protected Bond. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of Inflation-Protected Bond. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Inflation-Protected Bond Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Inflation-Protected Bond	6/09/08	6/06/08	$0.12

The fund designates $34,611,290 of distributions paid during the period January 1, 2008 to April 30, 2008, as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

A total of 65.30% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity Investments Money
Management, Inc.

Fidelity International
Investment Advisors

Fidelity International
Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

IFB-UANN-0608
1.784718.105

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Inflation-Protected Bond
Fund - Class A, Class T, Class B
and Class C

Annual Report

April 30, 2008

Class A, Class T, Class B, and Class C are classes of Fidelity ® Inflation-Protected Bond Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2008	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 4.00% sales charge) B	3.65%	4.38%	5.42%
Class T (incl. 4.00% sales charge) C	3.73%	4.34%	5.37%
Class B (incl. contingent deferred sales charge) D	2.36%	4.16%	5.31%
Class C (incl. contingent deferred sales charge) E	6.26%	4.39%	5.33%

A From June 26, 2002.

B Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on October 2, 2002. Returns prior to October 2, 2002 are those of Inflation-Protected Bond, the original class of the fund, which has no 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to October 2, 2002 would have been lower.

C Class T shares bear a 0.25% 12b-1 fee. The initial offering of Class T shares took place on October 2, 2002. Returns prior to October 2, 2002 are those of Inflation-Protected Bond, the original class of the fund, which has no 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to October 2, 2002 would have been lower.

D Class B shares bear a 0.90% 12b-1 fee. The initial offering of Class B shares took place on October 2, 2002. Returns prior to October 2, 2002 are those of Inflation-Protected Bond, the original class of the fund, which has no 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to October 2, 2002 would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past 5 years, and life of fund total return figures are 5%, 2%, and 1%, respectively.

E Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on October 2, 2002. Returns prior to October 2, 2002 are those of Inflation-Protected Bond, the original class of the fund, which has no 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to October 2, 2002 would have been lower. Class C shares' contingent deferred sales charges included in the past one year, past 5 years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

Annual Report

Performance - continued

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Inflation-Protected Bond Fund - Class A on June 26, 2002, when the fund started, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® U.S. Treasury Inflation-Protected Securities Index performed over the same period. The initial offering of Class A took place on October 2, 2002. See the previous page for additional information regarding the performance of Class A.

In prior years, the performance from year to year was represented by the performance of Class T. Going forward, the fund's performance will be represented by Class A for consistency with other fund materials.

Annual Report

Management's Discussion of Fund Performance

Comments from William Irving, Portfolio Manager of Fidelity Advisor Inflation-Protected Bond Fund

The U.S. investment-grade bond market outperformed most domestic stock and lower-quality debt market measures for the 12 months ending April 30, 2008. During that span, the Lehman Brothers® U.S. Aggregate Index - a proxy for high-quality, fixed-rate, taxable debt securities - returned 6.87%. In comparison, the Standard & Poor's 500SM Index - a popular measure of the U.S. stock market - fell 4.68%, while the Merrill Lynch® U.S. High Yield Master II Constrained Index, a gauge of lower-quality but typically higher-yielding debt, declined 0.73%. Amid increased market volatility, investors fled riskier segments of the market, opting for the perceived security of highly rated debt instruments, which were predominantly government bonds. Trying to calm some of the market turmoil, the Federal Reserve Board cut the target fed funds rate from 5.25% to 2.00% during the period. The federal government also approved a $150 billion stimulus package. Overall, Treasuries benefited the most from this environment, rising 9.72% as measured by the Lehman Brothers U.S. Treasury Index.

During the year, the fund's Class A, Class T, Class B and Class C shares returned 7.96%, 8.05%, 7.36% and 7.26%, respectively (excluding sales charges), while the Lehman Brothers U.S. Treasury Inflation-Protected Securities (TIPS) Index advanced 11.33%. The fund's absolute return was driven by the strong performance of Treasury inflation-protected bonds. The biggest detractor from the fund's return relative to the index was its exposure to asset-backed securities secured by subprime mortgage loans. These securities - in which I held a small amount directly, but the bulk indirectly through the fund's exposure to Fidelity® Ultra-Short Central Fund - suffered steep price declines amid the housing meltdown and credit market crisis. The fund also lost ground due to indirect and direct holdings in collateralized mortgage obligations and commercial mortgage-backed securities - neither of which is in the benchmark - because they significantly lagged the index. I also employed derivatives known as total return swaps. I sold TIPS to counterparties and invested the proceeds in Ultra-Short Central throughout much the period. From the time I purchased the swaps, the counterparties paid the fund cash flows from the TIPS I sold them in return for fees paid by the fund. That strategy worked against us because the fees paid by the fund exceeded Ultra-Short Central's return. In an attempt to help reduce the fund's overall volatility, I eliminated its exposure to Ultra-Short Central.

During the year, the fund's Institutional Class shares returned 8.34%, while the Lehman Brothers U.S. Treasury Inflation-Protected Securities (TIPS) Index advanced 11.33%. The fund's absolute return was driven by the strong performance of Treasury inflation-protected bonds. The biggest detractor from the fund's return relative to the index was its exposure to asset-backed securities secured by subprime mortgage loans. These securities - in which I held a small amount directly, but the bulk indirectly through the fund's exposure to Fidelity® Ultra-Short Central Fund - suffered steep price declines amid the housing meltdown and credit market crisis. The fund also lost ground due to indirect and direct holdings in collateralized mortgage obligations and commercial mortgage-backed securities - neither of which is in the benchmark - because they significantly lagged the index. I also employed derivatives known as total return swaps. I sold TIPS to counterparties and invested the proceeds in Ultra-Short Central throughout much the period. From the time I purchased the swaps, the counterparties paid the fund cash flows from the TIPS I sold them in return for fees paid by the fund. That strategy worked against us because the fees paid by the fund exceeded Ultra-Short Central's return. In an attempt to help reduce the fund's overall volatility, I eliminated its exposure to Ultra-Short Central.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 to April 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During Period* November 1, 2007 to April 30, 2008
Class A
Actual	$ 1,000.00	$ 1,053.20	$ 3.83
HypotheticalA	$ 1,000.00	$ 1,021.13	$ 3.77
Class T
Actual	$ 1,000.00	$ 1,053.10	$ 3.83
HypotheticalA	$ 1,000.00	$ 1,021.13	$ 3.77
Class B
Actual	$ 1,000.00	$ 1,049.80	$ 7.14
HypotheticalA	$ 1,000.00	$ 1,017.90	$ 7.02
Class C
Actual	$ 1,000.00	$ 1,049.30	$ 7.64
HypotheticalA	$ 1,000.00	$ 1,017.40	$ 7.52
Inflation-Protected Bond
Actual	$ 1,000.00	$ 1,055.50	$ 2.30
HypotheticalA	$ 1,000.00	$ 1,022.63	$ 2.26
Institutional Class
Actual	$ 1,000.00	$ 1,054.50	$ 2.50
HypotheticalA	$ 1,000.00	$ 1,022.43	$ 2.46

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	.75%
Class T	.75%
Class B	1.40%
Class C	1.50%
Inflation-Protected Bond	.45%
Institutional Class	.49%

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.
Coupon Distribution as of April 30, 2008
	% of fund's investments	% of fund's investments 6 months ago
Less than 1%	3.4	1.1
1 - 1.99%	20.9	13.7
2 - 2.99%	52.5	38.0
3 - 3.99%	18.5	21.5
4 - 4.99%	2.9	0.7
5 - 5.99%	0.3	12.1
6% and over	0.2	0.8
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

The coupon rates on inflation-protected bonds tend to be lower than their nominal bond counterparts since inflation-protected bonds get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Weighted Average Maturity as of April 30, 2008
6 months ago
Years	9.5	8.5

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of April 30, 2008
6 months ago
Years	6.4	5.0

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of April 30, 2008*		As of October 31, 2007**
	Corporate Bonds 0.0%		Corporate Bonds 2.2%
	U.S. Government and U.S. Government Agency Obligations 95.5%		U.S. Government and U.S. Government Agency Obligations 83.1%
	Asset-Backed Securities 0.3%		Asset-Backed Securities 6.5%
	CMOs and Other Mortgage Related Securities 2.0%		CMOs and Other Mortgage Related Securities 4.6%
	Short-Term Investments and Net Other Assets 2.2%		Short-Term Investments and Net Other Assets 3.6%
* Foreign investments	0.0%	** Foreign investments	3.6%
* Futures and Swaps	6.1%	** Futures and Swaps	16.9%
* Inflation Protected	100.1%	** Inflation Protected	98.6%

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments April 30, 2008

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 94.1%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
1.75% 1/15/28	$ 120,216,202	$ 114,599,823
2% 1/15/26	39,993,000	39,743,044
2.375% 1/15/25	73,923,799	77,770,127
3.375% 4/15/32	1,193	1,505
3.625% 4/15/28	119,682,444	149,733,984
3.875% 4/15/29	104,553,120	136,253,941
U.S. Treasury Inflation-Indexed Notes:
0.625% 4/15/13	15,021,750	14,928,333
0.875% 4/15/10	67,162,706	68,054,697
1.625% 1/15/15	84,804,075	87,281,964
1.625% 1/15/18	112,900,979	114,109,357
1.875% 7/15/13	136,628,875	143,513,737
1.875% 7/15/15	48,970,800	51,163,029
2% 4/15/12	280,351,619	294,829,263
2% 1/15/14	152,114,512	160,290,669
2% 7/15/14	107,242,848	113,107,746
2% 1/15/16	101,848,840	106,981,106
2.375% 4/15/11	49,055,780	51,822,823
2.375% 1/15/17	112,415,373	121,285,620
2.375% 1/15/27	125,850,637	132,339,745
2.5% 7/15/16	81,230,850	88,547,966
2.625% 7/15/17	81,705,821	89,895,524
3% 7/15/12	65,732,870	72,008,322
3.375% 1/15/12	10,371,183	11,424,501
3.5% 1/15/11	66,890,450	72,800,822
4.25% 1/15/10	6,844,173	7,349,464
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $2,270,309,679)		2,319,837,112
U.S. Government Agency - Mortgage Securities - 1.4%

Fannie Mae - 1.2%
4.196% 11/1/34 (c)	2,599,182	2,603,423
4.712% 7/1/34 (c)	4,064,333	4,111,020
4.751% 1/1/35 (c)	2,984,575	3,016,844
4.751% 9/1/36 (b)(c)	1,861,176	1,890,211
4.848% 9/1/34 (c)	946,678	956,081
4.897% 7/1/34 (c)	5,196,114	5,262,791
4.925% 3/1/35 (c)	4,950,912	5,011,615
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
5.056% 9/1/34 (c)	$ 3,213,204	$ 3,245,927
6.398% 7/1/36 (c)	3,914,108	4,030,166
TOTAL FANNIE MAE		30,128,078
Freddie Mac - 0.2%
5.94% 1/1/37 (c)	4,984,305	5,069,333
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $35,262,215)		35,197,411
Asset-Backed Securities - 0.3%

Ameriquest Mortgage Securities, Inc. Series 2004-R10 Class M1, 3.595% 11/25/34 (c)	1,375,000	991,260
Countrywide Asset-Backed Certificates Trust Series 2007-11 Class 2A1, 2.955% 6/25/47 (c)	4,054,422	3,726,901
Home Equity Asset Trust Series 2003-8 Class M1, 3.975% 4/25/34 (c)	953,660	717,422
JPMorgan Mortgage Acquisition Trust Series 2006-WF1 Class A1B, 2.995% 7/25/36 (c)	1,213,382	1,200,489
Specialty Underwriting & Residential Finance Trust Series 2003-BC3 Class M2, 4.495% 8/25/34 (c)	379,947	324,728
TOTAL ASSET-BACKED SECURITIES (Cost $7,851,454)		6,960,800
Collateralized Mortgage Obligations - 1.8%

Private Sponsor - 1.8%
Banc of America Mortgage Securities, Inc.:
Series 2003-J Class 2A2, 4.3999% 11/25/33 (c)	793,310	750,709
Series 2004-D Class 2A1, 3.6171% 5/25/34 (c)	249,972	243,075
Series 2005-H Class 1A1, 4.9195% 9/25/35 (c)	260,953	249,524
Chase Mortgage Finance Trust:
Series 2007-A1:
Class 1A5, 4.353% 2/25/37 (c)	15,600	15,037
Class 2A1, 4.1368% 2/25/37 (c)	4,773,471	4,589,860
Class 5A1, 4.1702% 2/25/37 (c)	2,606,511	2,539,210
Series 2007-A2 Class 2A1, 4.2368% 7/25/37 (c)	1,047,470	1,016,045
JPMorgan Mortgage Trust Series 2006-A2 Class 5A1, 3.7541% 11/25/33 (c)	7,338,065	6,678,373
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
WaMu Mortgage pass-thru certificates Series 2004-AR7 Class A6, 3.9405% 7/25/34 (c)	$ 195,000	$ 193,067
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-W Class A9, 4.5592% 11/25/34 (c)	10,705,000	9,585,257
Series 2005-AR1 Class 1A1, 4.5409% 2/25/35 (c)	17,533,970	16,992,054
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $44,851,879)		42,852,211
Commercial Mortgage Securities - 0.2%

Banc of America Mortgage Securities, Inc. Series 2003-K Class 2A2, 4.4733% 12/25/33 (c)	3,416,065	3,148,183
Wachovia Bank Commercial Mortgage Trust Series 2004-C14 Class PP, 4.9683% 8/15/41 (a)(c)	2,507,364	2,123,229
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $5,794,096)		5,271,412
Cash Equivalents - 1.2%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 2.01%, dated 4/30/08 due 5/1/08 (Collateralized by U.S. Government Obligations) # (Cost $30,373,000)	$ 30,374,697	30,373,000
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $2,394,442,323)		2,440,491,946
NET OTHER ASSETS - 1.0%		25,291,379
NET ASSETS - 100%		$ 2,465,783,325
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34

	Oct. 2034	$ 569,000	$ (271,413)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class B3, 7.2913% 9/25/34	Oct. 2034	247,460	(135,082)
Receive monthly notional amount multiplied by 3.3% and pay to Morgan Stanley, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11, Class M9, 6.3950% 11/25/34	Dec. 2034	278,962	(152,093)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 6.3950% 8/25/34	Sept. 2034	166,315	(91,024)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7, Class B3, 7.6913% 7/25/34	August 2034	244,667	(116,869)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	164,002	(61,201)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	569,000	(220,033)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34

	Oct. 2034	$ 569,000	$ (167,082)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	520,000	(332,775)
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	569,000	(363,633)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	50,104	(42,866)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34	March 2034	112,443	(53,905)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34	Feb. 2034	34,269	(28,898)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon credit event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	569,000	(336,311)
TOTAL CREDIT DEFAULT SWAPS		4,663,222	(2,373,185)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 0.875% 4/15/10 and pay quarterly a floating rate based on 3-month LIBOR minus 18.25 basis points with UBS	April 2010	$ 40,000,000	$ 4,425,842
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 0.875% 4/15/10 and pay semi-annually a floating rate based on 6-month LIBOR minus 19.5 basis points with Goldman Sachs	April 2010	49,550,000	6,294,455
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 4.25% 1/15/10 and pay semi-annually a floating rate based on 6-month LIBOR minus 19 basis points with Goldman Sachs	Jan. 2010	44,860,000	3,000,161
TOTAL TOTAL RETURN SWAPS		134,410,000	13,720,458
		$ 139,073,222	$ 11,347,273
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,123,229 or 0.1% of net assets.

(b) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,306,243.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$30,373,000 due 5/01/08 at 2.01%
Banc of America Securities LLC	$ 4,098,235
Barclays Capital, Inc.	22,726,677
UBS Securities LLC	3,264,241
WestLB AG	283,847
$ 30,373,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 10,491,022
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non-Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 290,445,901	$ -	$ 256,823,314	$ -	0.0%
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	95.5%
AAA,AA,A	2.2%
BB	0.1%
Short-Term Investments and Net Other Assets	2.2%
100.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Income Tax Information
At April 30, 2008, the fund had a capital loss carryforward of approximately $32,456,198 of which $4,603,298, $22,760,042 and $5,092,858 will expire on April 30, 2014, 2015 and 2016, respectively.
The fund intends to elect to defer to its fiscal year ending April 30, 2009 approximately $32,493,134 of losses recognized during the period November 1, 2007 to April 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2008

Assets
Investment in securities, at value (including repurchase agreements of $30,373,000) - See accompanying schedule: Unaffiliated issuers (cost $2,394,442,323)		$ 2,440,491,946
Cash		405
Receivable for investments sold		24,940,484
Receivable for swap agreements		9,667
Receivable for fund shares sold		5,015,531
Distributions receivable from Fidelity Central Funds		6,168
Interest receivable		10,718,070
Swap agreements, at value		11,347,273
Receivable from investment adviser for expense reductions		22,717
Total assets		2,492,552,261

Liabilities
Payable for investments purchased	$ 14,895,901
Payable for fund shares redeemed	10,551,504
Distributions payable	189,066
Accrued management fee	662,422
Distribution fees payable	154,488
Other affiliated payables	315,555
Total liabilities		26,768,936

Net Assets		$ 2,465,783,325
Net Assets consist of:
Paid in capital		$ 2,457,774,232
Undistributed net investment income		966,176
Accumulated undistributed net realized gain (loss) on investments		(50,353,979)
Net unrealized appreciation (depreciation) on investments		57,396,896
Net Assets		$ 2,465,783,325

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2008

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($142,814,205 ÷ 12,723,911 shares)	$ 11.22

Maximum offering price per share (100/96.00 of $11.22)	$ 11.69
Class T: Net Asset Value and redemption price per share ($77,332,146 ÷ 6,881,319 shares)	$ 11.24

Maximum offering price per share (100/96.00 of $11.24)	$ 11.71
Class B: Net Asset Value and offering price per share ($44,775,936 ÷ 3,986,585 shares)A	$ 11.23

Class C: Net Asset Value and offering price per share ($90,059,915 ÷ 8,026,531 shares)A	$ 11.22

Inflation-Protected Bond: Net Asset Value, offering price and redemption price per share ($2,008,504,131 ÷ 178,439,795 shares)	$ 11.26

Institutional Class: Net Asset Value, offering price and redemption price per share ($102,296,992 ÷ 9,106,886 shares)	$ 11.23

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended April 30, 2008

Investment Income
Interest		$ 33,459,202
Inflation principal income		57,740,958
Income from Fidelity Central Funds		10,491,022
Total income		101,691,182

Expenses
Management fee	$ 5,725,046
Transfer agent fees	2,107,188
Distribution fees	1,273,785
Fund wide operations fee	621,241
Independent trustees' compensation	6,989
Miscellaneous	3,276
Total expenses before reductions	9,737,525
Expense reductions	(179,554)	9,557,971
Net investment income		92,133,211
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	369,195
Fidelity Central Funds	(34,835,561)
Swap agreements	(530,606)
Total net realized gain (loss)		(34,996,972)
Change in net unrealized appreciation (depreciation) on: Investment securities	51,260,736
Swap agreements	8,746,883
Total change in net unrealized appreciation (depreciation)		60,007,619
Net gain (loss)		25,010,647
Net increase (decrease) in net assets resulting from operations		$ 117,143,858

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended April 30, 2008	Year ended April 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 92,133,211	$ 71,496,532
Net realized gain (loss)	(34,996,972)	(10,690,808)
Change in net unrealized appreciation (depreciation)	60,007,619	31,612,708
Net increase (decrease) in net assets resulting from operations	117,143,858	92,418,432
Distributions to shareholders from net investment income	(34,611,290)	(35,628,678)
Distributions to shareholders from net realized gain	(52,326,324)	(14,460,740)
Total distributions	(86,937,614)	(50,089,418)
Share transactions - net increase (decrease)	795,454,553	(183,806,913)
Total increase (decrease) in net assets	825,660,797	(141,477,899)

Net Assets
Beginning of period	1,640,122,528	1,781,600,427
End of period (including undistributed net investment income of $966,176 and distributions in excess of net investment income of $3,987,148, respectively)	$ 2,465,783,325	$ 1,640,122,528

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended April 30,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.92	$ 10.65	$ 11.48	$ 10.92	$ 10.77
Income from Investment Operations
Net investment income C	.538	.434	.500	.407	.323
Net realized and unrealized gain (loss)	.306	.137	(.676)	.620	.236
Total from investment operations	.844	.571	(.176)	1.027	.559
Distributions from net investment income	(.194)	(.209)	(.154)	(.132)	(.148)
Distributions from net realized gain	(.350)	(.092)	(.453)	(.335)	(.261)
Tax return of capital	-	-	(.047)	-	-
Total distributions	(.544)	(.301)	(.654)	(.467)	(.409)
Net asset value, end of period	$ 11.22	$ 10.92	$ 10.65	$ 11.48	$ 10.92
Total Return A, B	7.96%	5.43%	(1.62)%	9.58%	5.20%
Ratios to Average Net Assets D, F
Expenses before reductions	.80%	.71%	.70%	.81%	.84%
Expenses net of fee waivers, if any	.75%	.66%	.65%	.65%	.65%
Expenses net of all reductions	.75%	.65%	.65%	.65%	.65%
Net investment income	4.87%	4.02%	4.50%	3.63%	2.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 142,814	$ 68,710	$ 86,364	$ 75,422	$ 31,656
Portfolio turnover rate E	35%	34%	71%	117%	117%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended April 30,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.93	$ 10.66	$ 11.49	$ 10.93	$ 10.77
Income from Investment Operations
Net investment income C	.538	.424	.489	.397	.313
Net realized and unrealized gain (loss)	.316	.137	(.676)	.619	.246
Total from investment operations	.854	.561	(.187)	1.016	.559
Distributions from net investment income	(.194)	(.199)	(.143)	(.121)	(.138)
Distributions from net realized gain	(.350)	(.092)	(.453)	(.335)	(.261)
Tax return of capital	-	-	(.047)	-	-
Total distributions	(.544)	(.291)	(.643)	(.456)	(.399)
Net asset value, end of period	$ 11.24	$ 10.93	$ 10.66	$ 11.49	$ 10.93
Total Return A, B	8.05%	5.32%	(1.71)%	9.47%	5.19%
Ratios to Average Net Assets D, F
Expenses before reductions	.79%	.78%	.78%	.90%	.95%
Expenses net of fee waivers, if any	.75%	.75%	.75%	.75%	.75%
Expenses net of all reductions	.75%	.75%	.75%	.75%	.75%
Net investment income	4.86%	3.92%	4.40%	3.53%	2.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 77,332	$ 65,833	$ 86,613	$ 84,596	$ 44,266
Portfolio turnover rate E	35%	34%	71%	117%	117%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended April 30,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.92	$ 10.65	$ 11.48	$ 10.92	$ 10.77
Income from Investment Operations
Net investment income C	.466	.354	.418	.324	.242
Net realized and unrealized gain (loss)	.316	.137	(.678)	.619	.235
Total from investment operations	.782	.491	(.260)	.943	.477
Distributions from net investment income	(.122)	(.129)	(.070)	(.048)	(.066)
Distributions from net realized gain	(.350)	(.092)	(.453)	(.335)	(.261)
Tax return of capital	-	-	(.047)	-	-
Total distributions	(.472)	(.221)	(.570)	(.383)	(.327)
Net asset value, end of period	$ 11.23	$ 10.92	$ 10.65	$ 11.48	$ 10.92
Total Return A, B	7.36%	4.65%	(2.36)%	8.76%	4.41%
Ratios to Average Net Assets D, F
Expenses before reductions	1.50%	1.49%	1.49%	1.61%	1.61%
Expenses net of fee waivers, if any	1.40%	1.40%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.40%	1.40%	1.40%	1.40%	1.40%
Net investment income	4.21%	3.27%	3.75%	2.88%	2.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,776	$ 35,826	$ 48,972	$ 56,052	$ 38,608
Portfolio turnover rate E	35%	34%	71%	117%	117%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended April 30,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.91	$ 10.64	$ 11.47	$ 10.91	$ 10.76
Income from Investment Operations
Net investment income C	.455	.343	.406	.312	.230
Net realized and unrealized gain (loss)	.316	.137	(.677)	.619	.235
Total from investment operations	.771	.480	(.271)	.931	.465
Distributions from net investment income	(.111)	(.118)	(.059)	(.036)	(.054)
Distributions from net realized gain	(.350)	(.092)	(.453)	(.335)	(.261)
Tax return of capital	-	-	(.047)	-	-
Total distributions	(.461)	(.210)	(.559)	(.371)	(.315)
Net asset value, end of period	$ 11.22	$ 10.91	$ 10.64	$ 11.47	$ 10.91
Total Return A, B	7.26%	4.55%	(2.46)%	8.66%	4.31%
Ratios to Average Net Assets D, F
Expenses before reductions	1.55%	1.54%	1.55%	1.67%	1.69%
Expenses net of fee waivers, if any	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income	4.11%	3.17%	3.65%	2.78%	2.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 90,060	$ 51,205	$ 74,329	$ 71,407	$ 46,876
Portfolio turnover rate E	35%	34%	71%	117%	117%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Inflation-Protected Bond

Years ended April 30,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.94	$ 10.67	$ 11.50	$ 10.94	$ 10.79
Income from Investment Operations
Net investment income B	.573	.457	.525	.426	.341
Net realized and unrealized gain (loss)	.324	.136	(.679)	.618	.235
Total from investment operations	.897	.593	(.154)	1.044	.576
Distributions from net investment income	(.227)	(.231)	(.176)	(.149)	(.165)
Distributions from net realized gain	(.350)	(.092)	(.453)	(.335)	(.261)
Tax return of capital	-	-	(.047)	-	-
Total distributions	(.577)	(.323)	(.676)	(.484)	(.426)
Net asset value, end of period	$ 11.26	$ 10.94	$ 10.67	$ 11.50	$ 10.94
Total Return A	8.46%	5.63%	(1.42)%	9.73%	5.35%
Ratios to Average Net Assets C, E
Expenses before reductions	.45%	.45%	.47%	.63%	.67%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.50%	.50%
Expenses net of all reductions	.45%	.45%	.45%	.50%	.50%
Net investment income	5.17%	4.22%	4.70%	3.78%	3.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,008,504	$ 1,307,686	$ 1,400,656	$ 1,579,697	$ 1,142,388
Portfolio turnover rate D	35%	34%	71%	117%	117%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended April 30,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.92	$ 10.65	$ 11.48	$ 10.92	$ 10.77
Income from Investment Operations
Net investment income B	.565	.452	.517	.425	.337
Net realized and unrealized gain (loss)	.318	.137	(.676)	.619	.239
Total from investment operations	.883	.589	(.159)	1.044	.576
Distributions from net investment income	(.223)	(.227)	(.171)	(.149)	(.165)
Distributions from net realized gain	(.350)	(.092)	(.453)	(.335)	(.261)
Tax return of capital	-	-	(.047)	-	-
Total distributions	(.573)	(.319)	(.671)	(.484)	(.426)
Net asset value, end of period	$ 11.23	$ 10.92	$ 10.65	$ 11.48	$ 10.92
Total Return A	8.34%	5.60%	(1.47)%	9.74%	5.36%
Ratios to Average Net Assets C, E
Expenses before reductions	.49%	.49%	.50%	.61%	.67%
Expenses net of fee waivers, if any	.49%	.49%	.50%	.50%	.50%
Expenses net of all reductions	.49%	.49%	.50%	.50%	.50%
Net investment income	5.13%	4.18%	4.65%	3.78%	3.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 102,297	$ 110,863	$ 84,666	$ 78,096	$ 66,324
Portfolio turnover rate D	35%	34%	71%	117%	117%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2008

1. Organization.

Fidelity Inflation-Protected Bond Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Inflation-Protected Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Ultra-Short Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements

Annual Report

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Certain of the Fund's securities may be valued by a single source or dealer.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though principal is not received until maturity.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Inflation income is distributed as a short-term capital gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. Certain adjustments have been made to the accounts relating to prior periods. Collectively, these adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 68,169,070
Unrealized depreciation	(24,429,227)
Net unrealized appreciation (depreciation)	43,739,843
Undistributed ordinary income	26,659,799
Capital loss carryforward	(32,456,198)

Cost for federal income tax purposes	$ 2,396,752,103

The tax character of distributions paid was as follows:

	April 30, 2008	April 30, 2007
Ordinary Income	$ 86,937,614	$ 50,089,418

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Annual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

Annual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $56,358,652 and $260,141,403, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 224,765	$ 14,629
Class T	0%	.25%	163,554	28,513
Class B	.65%	.25%	323,438	235,242
Class C	.75%	.25%	562,028	74,335
			$ 1,273,785	$ 352,719

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 29,777
Class T	10,754
Class B*	84,171
Class C*	14,709
$ 139,411

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund. FIIOC receives an asset-based fee of .10% of Inflation-Protected Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the transfer agent for Inflation-Protected Bond shares. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 177,781.20
Class T	125,582.19
Class B	87,984.25
Class C	111,447.20
Inflation-Protected Bond	1,468,822.10
Institutional Class	135,572.14
	$ 2,107,188

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent trustees. For the period, the FWOE fee was equivalent to an annual rate of ..03% of average net assets.

Annual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $3,276 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $1,094,525.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Annual Report

Notes to Financial Statements - continued

9. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	.75%	$ 44,809
Class T	.75%	28,304
Class B	1.40%	34,878
Class C	1.50%	28,827
		$ 136,818

In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3,660. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 1,086
Inflation-Protected Bond	37,990
$ 39,076

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, FIIOC, a transfer agent of the Fund, notified the Fund that the Fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund which did not result in a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC has remediated affected shareholders.

Annual Report

11. Credit Risk.

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on securities backed by subprime mortgage loans have resulted in increased volatility of market price and periods of illiquidity that have adversely impacted the valuation of certain issuers of the Fund.

12. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended April 30,	2008	2007
From net investment income
Class A	$ 1,481,389	$ 1,479,230
Class T	1,124,839	1,440,713
Class B	385,515	520,261
Class C	516,543	704,830
Inflation-Protected Bond	29,088,901	29,435,098
Institutional Class	2,014,103	2,048,546
Total	$ 34,611,290	$ 35,628,678
From net realized gain
Class A	$ 2,569,563	$ 609,246
Class T	1,895,443	622,237
Class B	1,062,348	350,922
Class C	1,586,132	505,250
Inflation-Protected Bond	42,392,487	11,506,857
Institutional Class	2,820,351	866,228
Total	$ 52,326,324	$ 14,460,740

13. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended April 30,	2008	2007	2008	2007
Class A
Shares sold	9,280,212	1,952,078	$ 104,436,260	$ 21,022,726
Reinvestment of distributions	324,758	163,517	3,551,899	1,764,403
Shares redeemed	(3,175,953)	(3,933,449)	(35,445,631)	(42,401,569)
Net increase (decrease)	6,429,017	(1,817,854)	$ 72,542,528	$ (19,614,440)

Annual Report

Notes to Financial Statements - continued

13. Share Transactions - continued

	Shares		Dollars
Years ended April 30,	2008	2007	2008	2007
Class T
Shares sold	4,670,804	1,454,445	$ 52,712,717	$ 15,699,969
Reinvestment of distributions	263,978	182,141	2,882,880	1,967,624
Shares redeemed	(4,078,414)	(3,739,709)	(45,325,978)	(40,406,850)
Net increase (decrease)	856,368	(2,103,123)	$ 10,269,619	$ (22,739,257)
Class B
Shares sold	1,667,693	344,805	$ 18,878,307	$ 3,731,490
Reinvestment of distributions	110,073	65,341	1,199,159	704,938
Shares redeemed	(1,071,395)	(1,727,333)	(11,811,011)	(18,640,235)
Net increase (decrease)	706,371	(1,317,187)	$ 8,266,455	$ (14,203,807)
Class C
Shares sold	4,856,856	622,263	$ 55,208,311	$ 6,699,366
Reinvestment of distributions	149,118	87,177	1,622,401	939,454
Shares redeemed	(1,672,018)	(3,001,366)	(18,431,367)	(32,336,242)
Net increase (decrease)	3,333,956	(2,291,926)	$ 38,399,345	$ (24,697,422)
Inflation-Protected Bond
Shares sold	112,072,243	34,854,073	$ 1,267,395,964	$ 376,828,766
Reinvestment of distributions	6,221,270	3,602,544	68,219,202	38,997,825
Shares redeemed	(59,335,538)	(50,201,592)	(659,119,999)	(542,274,449)
Net increase (decrease)	58,957,975	(11,744,975)	$ 676,495,167	$ (126,447,858)
Institutional Class
Shares sold	3,919,607	4,516,192	$ 43,760,658	$ 48,904,168
Reinvestment of distributions	119,423	58,621	1,306,496	633,331
Shares redeemed	(5,081,951)	(2,372,791)	(55,585,715)	(25,641,628)
Net increase (decrease)	(1,042,921)	2,202,022	$ (10,518,561)	$ 23,895,871

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and Shareholders of Fidelity Inflation-Protected Bond Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Inflation-Protected Bond Fund (the Fund), a fund of Fidelity Fixed-Income Trust, including the schedule of investments, as of April 30, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2008, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Inflation-Protected Bond Fund as of April 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 17, 2008

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Each of the Trustees oversees 377 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (66)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology), Compaq, Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing) (1994-2007).

Ned C. Lautenbach (64)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member and Chairperson of the Investment Committee, and a member of the Board of Trustees of Smith College. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy. In addition, she served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (68)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, he is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (69)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello, Mr. Thomas, Mr. Wiley, Mr. Lacy, and Mr. Arthur Johnson may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Fixed-Income Trust. Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

Alan J. Lacy (54)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Fixed-Income Trust. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Peter S. Lynch (64)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Fixed-Income Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-
present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Fixed-Income Trust. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

David M. Thomas (58)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Fixed-Income Trust. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (57)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Fixed-Income Trust. Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (44)

Year of Election or Appointment: 2007

President and Treasurer of the fund. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (52)

Year of Election or Appointment: 2006

Vice President of the fund. Mr. Greer also serves as Vice President of Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Thomas J. Silvia (46)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present) and Executive Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Senior Vice President of Fidelity Investments Money Management, Inc. (2005-2007), Senior Vice President (2004-2005) and Vice President (2002-2004) of Fidelity Investments Fixed-Income Division, Vice President of certain Balanced Funds (2005-2007), certain Asset Allocation Funds (2005-2007), a Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary of the fund. Mr. Goebel also serves as Secretary of other Fidelity funds (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present); and Deputy General Counsel of FMR LLC. Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

John B. McGinty, Jr. (45)

Year of Election or Appointment: 2008

Assistant Secretary of the fund. Mr. McGinty also serves as Assistant Secretary of other Fidelity funds (2008-present) and is an employee of FMR LLC (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

R. Stephen Ganis (42)
Year of Election or Appointment: 2006 Anti-Money Laundering (AML) officer of the fund. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present).
Joseph B. Hollis (60)

Year of Election or Appointment: 2006

Chief Financial Officer of the fund. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2004

Chief Compliance Officer of the fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments. He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present).

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)
Year of Election or Appointment: 2004 Assistant Treasurer of the fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004-present) and is an employee of FMR.
Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of the fund. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

The Board of Trustees of Advisor Inflation-Protected Bond Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Class A	06/09/08	06/06/08	$0.12

Class T	06/09/08	06/06/08	$0.12

Class B	06/09/08	06/06/08	$0.12

Class C	06/09/08	06/06/08	$0.12

The fund designates $34,611,290 of distributions paid during the period January 1, 2008 to April 30, 2008 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

A total of 65.30% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company

Fidelity Investments Money
Management, Inc.

Fidelity Investments Japan Limited

Fidelity International
Investment Advisors

Fidelity International
Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

AIFB-UANN-0608
1.784719.105

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Inflation-Protected Bond
Fund - Institutional Class

Annual Report

April 30, 2008

Institutional Class is a class of Fidelity® Inflation-Protected Bond Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2008	Past 1 year	Past 5 years	Life of fund A
Institutional Class B	8.34%	5.44%	6.35%

A From June 26, 2002.

B The initial offering of Institutional Class shares took place on October 2, 2002. Returns prior to October 2, 2002 are those of Inflation-Protected Bond, the original class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Inflation-Protected Bond Fund - Institutional Class on June 26, 2002, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® U.S. Treasury Inflation-Protected Securities Index performed over the same period. The initial offering of Institutional Class took place on October 2, 2002. See above for additional information regarding the performance of Institutional Class.

Annual Report

Management's Discussion of Fund Performance

Comments from William Irving, Portfolio Manager of Fidelity Advisor Inflation-Protected Bond Fund

The U.S. investment-grade bond market outperformed most domestic stock and lower-quality debt market measures for the 12 months ending April 30, 2008. During that span, the Lehman Brothers® U.S. Aggregate Index - a proxy for high-quality, fixed-rate, taxable debt securities - returned 6.87%. In comparison, the Standard & Poor's 500SM Index - a popular measure of the U.S. stock market - fell 4.68%, while the Merrill Lynch® U.S. High Yield Master II Constrained Index, a gauge of lower-quality but typically higher-yielding debt, declined 0.73%. Amid increased market volatility, investors fled riskier segments of the market, opting for the perceived security of highly rated debt instruments, which were predominantly government bonds. Trying to calm some of the market turmoil, the Federal Reserve Board cut the target fed funds rate from 5.25% to 2.00% during the period. The federal government also approved a $150 billion stimulus package. Overall, Treasuries benefited the most from this environment, rising 9.72% as measured by the Lehman Brothers U.S. Treasury Index.

During the year, the fund's Class A, Class T, Class B and Class C shares returned 7.96%, 8.05%, 7.36% and 7.26%, respectively (excluding sales charges), while the Lehman Brothers U.S. Treasury Inflation-Protected Securities (TIPS) Index advanced 11.33%. The fund's absolute return was driven by the strong performance of Treasury inflation-protected bonds. The biggest detractor from the fund's return relative to the index was its exposure to asset-backed securities secured by subprime mortgage loans. These securities - in which I held a small amount directly, but the bulk indirectly through the fund's exposure to Fidelity® Ultra-Short Central Fund - suffered steep price declines amid the housing meltdown and credit market crisis. The fund also lost ground due to indirect and direct holdings in collateralized mortgage obligations and commercial mortgage-backed securities - neither of which is in the benchmark - because they significantly lagged the index. I also employed derivatives known as total return swaps. I sold TIPS to counterparties and invested the proceeds in Ultra-Short Central throughout much the period. From the time I purchased the swaps, the counterparties paid the fund cash flows from the TIPS I sold them in return for fees paid by the fund. That strategy worked against us because the fees paid by the fund exceeded Ultra-Short Central's return. In an attempt to help reduce the fund's overall volatility, I eliminated its exposure to Ultra-Short Central.

During the year, the fund's Institutional Class shares returned 8.34%, while the Lehman Brothers U.S. Treasury Inflation-Protected Securities (TIPS) Index advanced 11.33%. The fund's absolute return was driven by the strong performance of Treasury inflation-protected bonds. The biggest detractor from the fund's return relative to the index was its exposure to asset-backed securities secured by subprime mortgage loans. These securities - in which I held a small amount directly, but the bulk indirectly through the fund's exposure to Fidelity® Ultra-Short Central Fund - suffered steep price declines amid the housing meltdown and credit market crisis. The fund also lost ground due to indirect and direct holdings in collateralized mortgage obligations and commercial mortgage-backed securities - neither of which is in the benchmark - because they significantly lagged the index. I also employed derivatives known as total return swaps. I sold TIPS to counterparties and invested the proceeds in Ultra-Short Central throughout much the period. From the time I purchased the swaps, the counterparties paid the fund cash flows from the TIPS I sold them in return for fees paid by the fund. That strategy worked against us because the fees paid by the fund exceeded Ultra-Short Central's return. In an attempt to help reduce the fund's overall volatility, I eliminated its exposure to Ultra-Short Central.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 to April 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During Period* November 1, 2007 to April 30, 2008
Class A
Actual	$ 1,000.00	$ 1,053.20	$ 3.83
HypotheticalA	$ 1,000.00	$ 1,021.13	$ 3.77
Class T
Actual	$ 1,000.00	$ 1,053.10	$ 3.83
HypotheticalA	$ 1,000.00	$ 1,021.13	$ 3.77
Class B
Actual	$ 1,000.00	$ 1,049.80	$ 7.14
HypotheticalA	$ 1,000.00	$ 1,017.90	$ 7.02
Class C
Actual	$ 1,000.00	$ 1,049.30	$ 7.64
HypotheticalA	$ 1,000.00	$ 1,017.40	$ 7.52
Inflation-Protected Bond
Actual	$ 1,000.00	$ 1,055.50	$ 2.30
HypotheticalA	$ 1,000.00	$ 1,022.63	$ 2.26
Institutional Class
Actual	$ 1,000.00	$ 1,054.50	$ 2.50
HypotheticalA	$ 1,000.00	$ 1,022.43	$ 2.46

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	.75%
Class T	.75%
Class B	1.40%
Class C	1.50%
Inflation-Protected Bond	.45%
Institutional Class	.49%

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.
Coupon Distribution as of April 30, 2008
	% of fund's investments	% of fund's investments 6 months ago
Less than 1%	3.4	1.1
1 - 1.99%	20.9	13.7
2 - 2.99%	52.5	38.0
3 - 3.99%	18.5	21.5
4 - 4.99%	2.9	0.7
5 - 5.99%	0.3	12.1
6% and over	0.2	0.8
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

The coupon rates on inflation-protected bonds tend to be lower than their nominal bond counterparts since inflation-protected bonds get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Weighted Average Maturity as of April 30, 2008
6 months ago
Years	9.5	8.5

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of April 30, 2008
6 months ago
Years	6.4	5.0

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of April 30, 2008*		As of October 31, 2007**
	Corporate Bonds 0.0%		Corporate Bonds 2.2%
	U.S. Government and U.S. Government Agency Obligations 95.5%		U.S. Government and U.S. Government Agency Obligations 83.1%
	Asset-Backed Securities 0.3%		Asset-Backed Securities 6.5%
	CMOs and Other Mortgage Related Securities 2.0%		CMOs and Other Mortgage Related Securities 4.6%
	Short-Term Investments and Net Other Assets 2.2%		Short-Term Investments and Net Other Assets 3.6%
* Foreign investments	0.0%	** Foreign investments	3.6%
* Futures and Swaps	6.1%	** Futures and Swaps	16.9%
* Inflation Protected	100.1%	** Inflation Protected	98.6%

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments April 30, 2008

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 94.1%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
1.75% 1/15/28	$ 120,216,202	$ 114,599,823
2% 1/15/26	39,993,000	39,743,044
2.375% 1/15/25	73,923,799	77,770,127
3.375% 4/15/32	1,193	1,505
3.625% 4/15/28	119,682,444	149,733,984
3.875% 4/15/29	104,553,120	136,253,941
U.S. Treasury Inflation-Indexed Notes:
0.625% 4/15/13	15,021,750	14,928,333
0.875% 4/15/10	67,162,706	68,054,697
1.625% 1/15/15	84,804,075	87,281,964
1.625% 1/15/18	112,900,979	114,109,357
1.875% 7/15/13	136,628,875	143,513,737
1.875% 7/15/15	48,970,800	51,163,029
2% 4/15/12	280,351,619	294,829,263
2% 1/15/14	152,114,512	160,290,669
2% 7/15/14	107,242,848	113,107,746
2% 1/15/16	101,848,840	106,981,106
2.375% 4/15/11	49,055,780	51,822,823
2.375% 1/15/17	112,415,373	121,285,620
2.375% 1/15/27	125,850,637	132,339,745
2.5% 7/15/16	81,230,850	88,547,966
2.625% 7/15/17	81,705,821	89,895,524
3% 7/15/12	65,732,870	72,008,322
3.375% 1/15/12	10,371,183	11,424,501
3.5% 1/15/11	66,890,450	72,800,822
4.25% 1/15/10	6,844,173	7,349,464
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $2,270,309,679)		2,319,837,112
U.S. Government Agency - Mortgage Securities - 1.4%

Fannie Mae - 1.2%
4.196% 11/1/34 (c)	2,599,182	2,603,423
4.712% 7/1/34 (c)	4,064,333	4,111,020
4.751% 1/1/35 (c)	2,984,575	3,016,844
4.751% 9/1/36 (b)(c)	1,861,176	1,890,211
4.848% 9/1/34 (c)	946,678	956,081
4.897% 7/1/34 (c)	5,196,114	5,262,791
4.925% 3/1/35 (c)	4,950,912	5,011,615
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
5.056% 9/1/34 (c)	$ 3,213,204	$ 3,245,927
6.398% 7/1/36 (c)	3,914,108	4,030,166
TOTAL FANNIE MAE		30,128,078
Freddie Mac - 0.2%
5.94% 1/1/37 (c)	4,984,305	5,069,333
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $35,262,215)		35,197,411
Asset-Backed Securities - 0.3%

Ameriquest Mortgage Securities, Inc. Series 2004-R10 Class M1, 3.595% 11/25/34 (c)	1,375,000	991,260
Countrywide Asset-Backed Certificates Trust Series 2007-11 Class 2A1, 2.955% 6/25/47 (c)	4,054,422	3,726,901
Home Equity Asset Trust Series 2003-8 Class M1, 3.975% 4/25/34 (c)	953,660	717,422
JPMorgan Mortgage Acquisition Trust Series 2006-WF1 Class A1B, 2.995% 7/25/36 (c)	1,213,382	1,200,489
Specialty Underwriting & Residential Finance Trust Series 2003-BC3 Class M2, 4.495% 8/25/34 (c)	379,947	324,728
TOTAL ASSET-BACKED SECURITIES (Cost $7,851,454)		6,960,800
Collateralized Mortgage Obligations - 1.8%

Private Sponsor - 1.8%
Banc of America Mortgage Securities, Inc.:
Series 2003-J Class 2A2, 4.3999% 11/25/33 (c)	793,310	750,709
Series 2004-D Class 2A1, 3.6171% 5/25/34 (c)	249,972	243,075
Series 2005-H Class 1A1, 4.9195% 9/25/35 (c)	260,953	249,524
Chase Mortgage Finance Trust:
Series 2007-A1:
Class 1A5, 4.353% 2/25/37 (c)	15,600	15,037
Class 2A1, 4.1368% 2/25/37 (c)	4,773,471	4,589,860
Class 5A1, 4.1702% 2/25/37 (c)	2,606,511	2,539,210
Series 2007-A2 Class 2A1, 4.2368% 7/25/37 (c)	1,047,470	1,016,045
JPMorgan Mortgage Trust Series 2006-A2 Class 5A1, 3.7541% 11/25/33 (c)	7,338,065	6,678,373
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
WaMu Mortgage pass-thru certificates Series 2004-AR7 Class A6, 3.9405% 7/25/34 (c)	$ 195,000	$ 193,067
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-W Class A9, 4.5592% 11/25/34 (c)	10,705,000	9,585,257
Series 2005-AR1 Class 1A1, 4.5409% 2/25/35 (c)	17,533,970	16,992,054
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $44,851,879)		42,852,211
Commercial Mortgage Securities - 0.2%

Banc of America Mortgage Securities, Inc. Series 2003-K Class 2A2, 4.4733% 12/25/33 (c)	3,416,065	3,148,183
Wachovia Bank Commercial Mortgage Trust Series 2004-C14 Class PP, 4.9683% 8/15/41 (a)(c)	2,507,364	2,123,229
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $5,794,096)		5,271,412
Cash Equivalents - 1.2%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 2.01%, dated 4/30/08 due 5/1/08 (Collateralized by U.S. Government Obligations) # (Cost $30,373,000)	$ 30,374,697	30,373,000
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $2,394,442,323)		2,440,491,946
NET OTHER ASSETS - 1.0%		25,291,379
NET ASSETS - 100%		$ 2,465,783,325
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34

	Oct. 2034	$ 569,000	$ (271,413)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class B3, 7.2913% 9/25/34	Oct. 2034	247,460	(135,082)
Receive monthly notional amount multiplied by 3.3% and pay to Morgan Stanley, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11, Class M9, 6.3950% 11/25/34	Dec. 2034	278,962	(152,093)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 6.3950% 8/25/34	Sept. 2034	166,315	(91,024)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7, Class B3, 7.6913% 7/25/34	August 2034	244,667	(116,869)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	164,002	(61,201)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	569,000	(220,033)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34

	Oct. 2034	$ 569,000	$ (167,082)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	520,000	(332,775)
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	569,000	(363,633)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	50,104	(42,866)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34	March 2034	112,443	(53,905)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34	Feb. 2034	34,269	(28,898)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon credit event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	569,000	(336,311)
TOTAL CREDIT DEFAULT SWAPS		4,663,222	(2,373,185)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 0.875% 4/15/10 and pay quarterly a floating rate based on 3-month LIBOR minus 18.25 basis points with UBS	April 2010	$ 40,000,000	$ 4,425,842
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 0.875% 4/15/10 and pay semi-annually a floating rate based on 6-month LIBOR minus 19.5 basis points with Goldman Sachs	April 2010	49,550,000	6,294,455
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 4.25% 1/15/10 and pay semi-annually a floating rate based on 6-month LIBOR minus 19 basis points with Goldman Sachs	Jan. 2010	44,860,000	3,000,161
TOTAL TOTAL RETURN SWAPS		134,410,000	13,720,458
		$ 139,073,222	$ 11,347,273
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,123,229 or 0.1% of net assets.

(b) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,306,243.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$30,373,000 due 5/01/08 at 2.01%
Banc of America Securities LLC	$ 4,098,235
Barclays Capital, Inc.	22,726,677
UBS Securities LLC	3,264,241
WestLB AG	283,847
$ 30,373,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 10,491,022
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non-Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 290,445,901	$ -	$ 256,823,314	$ -	0.0%
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	95.5%
AAA,AA,A	2.2%
BB	0.1%
Short-Term Investments and Net Other Assets	2.2%
100.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Income Tax Information
At April 30, 2008, the fund had a capital loss carryforward of approximately $32,456,198 of which $4,603,298, $22,760,042 and $5,092,858 will expire on April 30, 2014, 2015 and 2016, respectively.
The fund intends to elect to defer to its fiscal year ending April 30, 2009 approximately $32,493,134 of losses recognized during the period November 1, 2007 to April 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2008

Assets
Investment in securities, at value (including repurchase agreements of $30,373,000) - See accompanying schedule: Unaffiliated issuers (cost $2,394,442,323)		$ 2,440,491,946
Cash		405
Receivable for investments sold		24,940,484
Receivable for swap agreements		9,667
Receivable for fund shares sold		5,015,531
Distributions receivable from Fidelity Central Funds		6,168
Interest receivable		10,718,070
Swap agreements, at value		11,347,273
Receivable from investment adviser for expense reductions		22,717
Total assets		2,492,552,261

Liabilities
Payable for investments purchased	$ 14,895,901
Payable for fund shares redeemed	10,551,504
Distributions payable	189,066
Accrued management fee	662,422
Distribution fees payable	154,488
Other affiliated payables	315,555
Total liabilities		26,768,936

Net Assets		$ 2,465,783,325
Net Assets consist of:
Paid in capital		$ 2,457,774,232
Undistributed net investment income		966,176
Accumulated undistributed net realized gain (loss) on investments		(50,353,979)
Net unrealized appreciation (depreciation) on investments		57,396,896
Net Assets		$ 2,465,783,325

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2008

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($142,814,205 ÷ 12,723,911 shares)	$ 11.22

Maximum offering price per share (100/96.00 of $11.22)	$ 11.69
Class T: Net Asset Value and redemption price per share ($77,332,146 ÷ 6,881,319 shares)	$ 11.24

Maximum offering price per share (100/96.00 of $11.24)	$ 11.71
Class B: Net Asset Value and offering price per share ($44,775,936 ÷ 3,986,585 shares)A	$ 11.23

Class C: Net Asset Value and offering price per share ($90,059,915 ÷ 8,026,531 shares)A	$ 11.22

Inflation-Protected Bond: Net Asset Value, offering price and redemption price per share ($2,008,504,131 ÷ 178,439,795 shares)	$ 11.26

Institutional Class: Net Asset Value, offering price and redemption price per share ($102,296,992 ÷ 9,106,886 shares)	$ 11.23

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended April 30, 2008

Investment Income
Interest		$ 33,459,202
Inflation principal income		57,740,958
Income from Fidelity Central Funds		10,491,022
Total income		101,691,182

Expenses
Management fee	$ 5,725,046
Transfer agent fees	2,107,188
Distribution fees	1,273,785
Fund wide operations fee	621,241
Independent trustees' compensation	6,989
Miscellaneous	3,276
Total expenses before reductions	9,737,525
Expense reductions	(179,554)	9,557,971
Net investment income		92,133,211
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	369,195
Fidelity Central Funds	(34,835,561)
Swap agreements	(530,606)
Total net realized gain (loss)		(34,996,972)
Change in net unrealized appreciation (depreciation) on: Investment securities	51,260,736
Swap agreements	8,746,883
Total change in net unrealized appreciation (depreciation)		60,007,619
Net gain (loss)		25,010,647
Net increase (decrease) in net assets resulting from operations		$ 117,143,858

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended April 30, 2008	Year ended April 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 92,133,211	$ 71,496,532
Net realized gain (loss)	(34,996,972)	(10,690,808)
Change in net unrealized appreciation (depreciation)	60,007,619	31,612,708
Net increase (decrease) in net assets resulting from operations	117,143,858	92,418,432
Distributions to shareholders from net investment income	(34,611,290)	(35,628,678)
Distributions to shareholders from net realized gain	(52,326,324)	(14,460,740)
Total distributions	(86,937,614)	(50,089,418)
Share transactions - net increase (decrease)	795,454,553	(183,806,913)
Total increase (decrease) in net assets	825,660,797	(141,477,899)

Net Assets
Beginning of period	1,640,122,528	1,781,600,427
End of period (including undistributed net investment income of $966,176 and distributions in excess of net investment income of $3,987,148, respectively)	$ 2,465,783,325	$ 1,640,122,528

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended April 30,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.92	$ 10.65	$ 11.48	$ 10.92	$ 10.77
Income from Investment Operations
Net investment income C	.538	.434	.500	.407	.323
Net realized and unrealized gain (loss)	.306	.137	(.676)	.620	.236
Total from investment operations	.844	.571	(.176)	1.027	.559
Distributions from net investment income	(.194)	(.209)	(.154)	(.132)	(.148)
Distributions from net realized gain	(.350)	(.092)	(.453)	(.335)	(.261)
Tax return of capital	-	-	(.047)	-	-
Total distributions	(.544)	(.301)	(.654)	(.467)	(.409)
Net asset value, end of period	$ 11.22	$ 10.92	$ 10.65	$ 11.48	$ 10.92
Total Return A, B	7.96%	5.43%	(1.62)%	9.58%	5.20%
Ratios to Average Net Assets D, F
Expenses before reductions	.80%	.71%	.70%	.81%	.84%
Expenses net of fee waivers, if any	.75%	.66%	.65%	.65%	.65%
Expenses net of all reductions	.75%	.65%	.65%	.65%	.65%
Net investment income	4.87%	4.02%	4.50%	3.63%	2.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 142,814	$ 68,710	$ 86,364	$ 75,422	$ 31,656
Portfolio turnover rate E	35%	34%	71%	117%	117%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended April 30,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.93	$ 10.66	$ 11.49	$ 10.93	$ 10.77
Income from Investment Operations
Net investment income C	.538	.424	.489	.397	.313
Net realized and unrealized gain (loss)	.316	.137	(.676)	.619	.246
Total from investment operations	.854	.561	(.187)	1.016	.559
Distributions from net investment income	(.194)	(.199)	(.143)	(.121)	(.138)
Distributions from net realized gain	(.350)	(.092)	(.453)	(.335)	(.261)
Tax return of capital	-	-	(.047)	-	-
Total distributions	(.544)	(.291)	(.643)	(.456)	(.399)
Net asset value, end of period	$ 11.24	$ 10.93	$ 10.66	$ 11.49	$ 10.93
Total Return A, B	8.05%	5.32%	(1.71)%	9.47%	5.19%
Ratios to Average Net Assets D, F
Expenses before reductions	.79%	.78%	.78%	.90%	.95%
Expenses net of fee waivers, if any	.75%	.75%	.75%	.75%	.75%
Expenses net of all reductions	.75%	.75%	.75%	.75%	.75%
Net investment income	4.86%	3.92%	4.40%	3.53%	2.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 77,332	$ 65,833	$ 86,613	$ 84,596	$ 44,266
Portfolio turnover rate E	35%	34%	71%	117%	117%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended April 30,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.92	$ 10.65	$ 11.48	$ 10.92	$ 10.77
Income from Investment Operations
Net investment income C	.466	.354	.418	.324	.242
Net realized and unrealized gain (loss)	.316	.137	(.678)	.619	.235
Total from investment operations	.782	.491	(.260)	.943	.477
Distributions from net investment income	(.122)	(.129)	(.070)	(.048)	(.066)
Distributions from net realized gain	(.350)	(.092)	(.453)	(.335)	(.261)
Tax return of capital	-	-	(.047)	-	-
Total distributions	(.472)	(.221)	(.570)	(.383)	(.327)
Net asset value, end of period	$ 11.23	$ 10.92	$ 10.65	$ 11.48	$ 10.92
Total Return A, B	7.36%	4.65%	(2.36)%	8.76%	4.41%
Ratios to Average Net Assets D, F
Expenses before reductions	1.50%	1.49%	1.49%	1.61%	1.61%
Expenses net of fee waivers, if any	1.40%	1.40%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.40%	1.40%	1.40%	1.40%	1.40%
Net investment income	4.21%	3.27%	3.75%	2.88%	2.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,776	$ 35,826	$ 48,972	$ 56,052	$ 38,608
Portfolio turnover rate E	35%	34%	71%	117%	117%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended April 30,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.91	$ 10.64	$ 11.47	$ 10.91	$ 10.76
Income from Investment Operations
Net investment income C	.455	.343	.406	.312	.230
Net realized and unrealized gain (loss)	.316	.137	(.677)	.619	.235
Total from investment operations	.771	.480	(.271)	.931	.465
Distributions from net investment income	(.111)	(.118)	(.059)	(.036)	(.054)
Distributions from net realized gain	(.350)	(.092)	(.453)	(.335)	(.261)
Tax return of capital	-	-	(.047)	-	-
Total distributions	(.461)	(.210)	(.559)	(.371)	(.315)
Net asset value, end of period	$ 11.22	$ 10.91	$ 10.64	$ 11.47	$ 10.91
Total Return A, B	7.26%	4.55%	(2.46)%	8.66%	4.31%
Ratios to Average Net Assets D, F
Expenses before reductions	1.55%	1.54%	1.55%	1.67%	1.69%
Expenses net of fee waivers, if any	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income	4.11%	3.17%	3.65%	2.78%	2.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 90,060	$ 51,205	$ 74,329	$ 71,407	$ 46,876
Portfolio turnover rate E	35%	34%	71%	117%	117%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Inflation-Protected Bond

Years ended April 30,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.94	$ 10.67	$ 11.50	$ 10.94	$ 10.79
Income from Investment Operations
Net investment income B	.573	.457	.525	.426	.341
Net realized and unrealized gain (loss)	.324	.136	(.679)	.618	.235
Total from investment operations	.897	.593	(.154)	1.044	.576
Distributions from net investment income	(.227)	(.231)	(.176)	(.149)	(.165)
Distributions from net realized gain	(.350)	(.092)	(.453)	(.335)	(.261)
Tax return of capital	-	-	(.047)	-	-
Total distributions	(.577)	(.323)	(.676)	(.484)	(.426)
Net asset value, end of period	$ 11.26	$ 10.94	$ 10.67	$ 11.50	$ 10.94
Total Return A	8.46%	5.63%	(1.42)%	9.73%	5.35%
Ratios to Average Net Assets C, E
Expenses before reductions	.45%	.45%	.47%	.63%	.67%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.50%	.50%
Expenses net of all reductions	.45%	.45%	.45%	.50%	.50%
Net investment income	5.17%	4.22%	4.70%	3.78%	3.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,008,504	$ 1,307,686	$ 1,400,656	$ 1,579,697	$ 1,142,388
Portfolio turnover rate D	35%	34%	71%	117%	117%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended April 30,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.92	$ 10.65	$ 11.48	$ 10.92	$ 10.77
Income from Investment Operations
Net investment income B	.565	.452	.517	.425	.337
Net realized and unrealized gain (loss)	.318	.137	(.676)	.619	.239
Total from investment operations	.883	.589	(.159)	1.044	.576
Distributions from net investment income	(.223)	(.227)	(.171)	(.149)	(.165)
Distributions from net realized gain	(.350)	(.092)	(.453)	(.335)	(.261)
Tax return of capital	-	-	(.047)	-	-
Total distributions	(.573)	(.319)	(.671)	(.484)	(.426)
Net asset value, end of period	$ 11.23	$ 10.92	$ 10.65	$ 11.48	$ 10.92
Total Return A	8.34%	5.60%	(1.47)%	9.74%	5.36%
Ratios to Average Net Assets C, E
Expenses before reductions	.49%	.49%	.50%	.61%	.67%
Expenses net of fee waivers, if any	.49%	.49%	.50%	.50%	.50%
Expenses net of all reductions	.49%	.49%	.50%	.50%	.50%
Net investment income	5.13%	4.18%	4.65%	3.78%	3.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 102,297	$ 110,863	$ 84,666	$ 78,096	$ 66,324
Portfolio turnover rate D	35%	34%	71%	117%	117%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2008

1. Organization.

Fidelity Inflation-Protected Bond Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Inflation-Protected Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Ultra-Short Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements

Annual Report

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Certain of the Fund's securities may be valued by a single source or dealer.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though principal is not received until maturity.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Inflation income is distributed as a short-term capital gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. Certain adjustments have been made to the accounts relating to prior periods. Collectively, these adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 68,169,070
Unrealized depreciation	(24,429,227)
Net unrealized appreciation (depreciation)	43,739,843
Undistributed ordinary income	26,659,799
Capital loss carryforward	(32,456,198)

Cost for federal income tax purposes	$ 2,396,752,103

The tax character of distributions paid was as follows:

	April 30, 2008	April 30, 2007
Ordinary Income	$ 86,937,614	$ 50,089,418

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Annual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

Annual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $56,358,652 and $260,141,403, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 224,765	$ 14,629
Class T	0%	.25%	163,554	28,513
Class B	.65%	.25%	323,438	235,242
Class C	.75%	.25%	562,028	74,335
			$ 1,273,785	$ 352,719

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 29,777
Class T	10,754
Class B*	84,171
Class C*	14,709
$ 139,411

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund. FIIOC receives an asset-based fee of .10% of Inflation-Protected Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the transfer agent for Inflation-Protected Bond shares. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 177,781.20
Class T	125,582.19
Class B	87,984.25
Class C	111,447.20
Inflation-Protected Bond	1,468,822.10
Institutional Class	135,572.14
	$ 2,107,188

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent trustees. For the period, the FWOE fee was equivalent to an annual rate of ..03% of average net assets.

Annual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $3,276 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $1,094,525.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Annual Report

Notes to Financial Statements - continued

9. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	.75%	$ 44,809
Class T	.75%	28,304
Class B	1.40%	34,878
Class C	1.50%	28,827
		$ 136,818

In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3,660. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 1,086
Inflation-Protected Bond	37,990
$ 39,076

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, FIIOC, a transfer agent of the Fund, notified the Fund that the Fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund which did not result in a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC has remediated affected shareholders.

Annual Report

11. Credit Risk.

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on securities backed by subprime mortgage loans have resulted in increased volatility of market price and periods of illiquidity that have adversely impacted the valuation of certain issuers of the Fund.

12. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended April 30,	2008	2007
From net investment income
Class A	$ 1,481,389	$ 1,479,230
Class T	1,124,839	1,440,713
Class B	385,515	520,261
Class C	516,543	704,830
Inflation-Protected Bond	29,088,901	29,435,098
Institutional Class	2,014,103	2,048,546
Total	$ 34,611,290	$ 35,628,678
From net realized gain
Class A	$ 2,569,563	$ 609,246
Class T	1,895,443	622,237
Class B	1,062,348	350,922
Class C	1,586,132	505,250
Inflation-Protected Bond	42,392,487	11,506,857
Institutional Class	2,820,351	866,228
Total	$ 52,326,324	$ 14,460,740

13. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended April 30,	2008	2007	2008	2007
Class A
Shares sold	9,280,212	1,952,078	$ 104,436,260	$ 21,022,726
Reinvestment of distributions	324,758	163,517	3,551,899	1,764,403
Shares redeemed	(3,175,953)	(3,933,449)	(35,445,631)	(42,401,569)
Net increase (decrease)	6,429,017	(1,817,854)	$ 72,542,528	$ (19,614,440)

Annual Report

Notes to Financial Statements - continued

13. Share Transactions - continued

	Shares		Dollars
Years ended April 30,	2008	2007	2008	2007
Class T
Shares sold	4,670,804	1,454,445	$ 52,712,717	$ 15,699,969
Reinvestment of distributions	263,978	182,141	2,882,880	1,967,624
Shares redeemed	(4,078,414)	(3,739,709)	(45,325,978)	(40,406,850)
Net increase (decrease)	856,368	(2,103,123)	$ 10,269,619	$ (22,739,257)
Class B
Shares sold	1,667,693	344,805	$ 18,878,307	$ 3,731,490
Reinvestment of distributions	110,073	65,341	1,199,159	704,938
Shares redeemed	(1,071,395)	(1,727,333)	(11,811,011)	(18,640,235)
Net increase (decrease)	706,371	(1,317,187)	$ 8,266,455	$ (14,203,807)
Class C
Shares sold	4,856,856	622,263	$ 55,208,311	$ 6,699,366
Reinvestment of distributions	149,118	87,177	1,622,401	939,454
Shares redeemed	(1,672,018)	(3,001,366)	(18,431,367)	(32,336,242)
Net increase (decrease)	3,333,956	(2,291,926)	$ 38,399,345	$ (24,697,422)
Inflation-Protected Bond
Shares sold	112,072,243	34,854,073	$ 1,267,395,964	$ 376,828,766
Reinvestment of distributions	6,221,270	3,602,544	68,219,202	38,997,825
Shares redeemed	(59,335,538)	(50,201,592)	(659,119,999)	(542,274,449)
Net increase (decrease)	58,957,975	(11,744,975)	$ 676,495,167	$ (126,447,858)
Institutional Class
Shares sold	3,919,607	4,516,192	$ 43,760,658	$ 48,904,168
Reinvestment of distributions	119,423	58,621	1,306,496	633,331
Shares redeemed	(5,081,951)	(2,372,791)	(55,585,715)	(25,641,628)
Net increase (decrease)	(1,042,921)	2,202,022	$ (10,518,561)	$ 23,895,871

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and Shareholders of Fidelity Inflation-Protected Bond Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Inflation-Protected Bond Fund (the Fund), a fund of Fidelity Fixed-Income Trust, including the schedule of investments, as of April 30, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2008, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Inflation-Protected Bond Fund as of April 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 17, 2008

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Each of the Trustees oversees 377 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (66)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology), Compaq, Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing) (1994-2007).

Ned C. Lautenbach (64)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member and Chairperson of the Investment Committee, and a member of the Board of Trustees of Smith College. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy. In addition, she served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (68)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, he is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (69)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello, Mr. Thomas, Mr. Wiley, Mr. Lacy, and Mr. Arthur Johnson may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Fixed-Income Trust. Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

Alan J. Lacy (54)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Fixed-Income Trust. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Peter S. Lynch (64)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Fixed-Income Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-
present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Fixed-Income Trust. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

David M. Thomas (58)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Fixed-Income Trust. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (57)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Fixed-Income Trust. Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (44)

Year of Election or Appointment: 2007

President and Treasurer of the fund. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (52)

Year of Election or Appointment: 2006

Vice President of the fund. Mr. Greer also serves as Vice President of Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Thomas J. Silvia (46)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present) and Executive Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Senior Vice President of Fidelity Investments Money Management, Inc. (2005-2007), Senior Vice President (2004-2005) and Vice President (2002-2004) of Fidelity Investments Fixed-Income Division, Vice President of certain Balanced Funds (2005-2007), certain Asset Allocation Funds (2005-2007), a Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary of the fund. Mr. Goebel also serves as Secretary of other Fidelity funds (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present); and Deputy General Counsel of FMR LLC. Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

John B. McGinty, Jr. (45)

Year of Election or Appointment: 2008

Assistant Secretary of the fund. Mr. McGinty also serves as Assistant Secretary of other Fidelity funds (2008-present) and is an employee of FMR LLC (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

R. Stephen Ganis (42)
Year of Election or Appointment: 2006 Anti-Money Laundering (AML) officer of the fund. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present).
Joseph B. Hollis (60)

Year of Election or Appointment: 2006

Chief Financial Officer of the fund. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2004

Chief Compliance Officer of the fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments. He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present).

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)
Year of Election or Appointment: 2004 Assistant Treasurer of the fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004-present) and is an employee of FMR.
Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of the fund. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

The Board of Trustees of Advisor Inflation-Protected Bond Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Institutional Class	6/09/08	6/06/08	$0.12

The fund designates $34,611,290 of distributions paid during the period January 1, 2008 to April 30, 2008, as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

A total of 65.30% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company

Fidelity Investments Money
Management, Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

AIFBI-UANN-0608
1.784720.105

Item 2. Code of Ethics

As of the end of the period, April 30, 2008, Fidelity Fixed-Income Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended April 30, 2008 and April 30, 2007, the aggregate Audit Fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the Fidelity Inflation-Protected Bond Fund (the fund) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2008A	2007A
Fidelity Inflation-Protected Bond Fund	$58,000	$55,000
All funds in the Fidelity Group of Funds audited by Deloitte Entities	$6,900,000	$6,900,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended April 30, 2008 and April 30, 2007, the aggregate Audit-Related Fees billed by Deloitte Entities for services rendered for assurance and related services to the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2008A	2007A
Fidelity Inflation-Protected Bond Fund	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended April 30, 2008 and April 30, 2007, the aggregate Audit-Related Fees that were billed by Deloitte Entities that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the fund ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2008A	2007A
Deloitte Entities	$200,000	$0
A	Aggregate amounts may reflect rounding.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended April 30, 2008 and April 30, 2007, the aggregate Tax Fees billed by Deloitte Entities for professional services rendered for tax compliance, tax advice, and tax planning for the fund is shown in the table below.

Fund	2008A	2007A
Fidelity Inflation-Protected Bond Fund	$5,600	$5,200
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended April 30, 2008 and April 30, 2007, the aggregate Tax Fees billed by Deloitte Entities that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of the fund is shown in the table below.

Billed By	2008A	2007A
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended April 30, 2008 and April 30, 2007, the aggregate Other Fees billed by Deloitte Entities for all other non-audit services rendered to the fund is shown in the table below.

Fund	2008A	2007A
Fidelity Inflation-Protected Bond Fund	$ 0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended April 30, 2008 and April 30, 2007, the aggregate Other Fees billed by Deloitte Entities that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund is shown in the table below.

Billed By	2008A	2007A,B
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.
B	Reflects current period presentation.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended April 30, 2008 and April 30, 2007 on behalf of the fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended April 30, 2008 and April 30, 2007 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended April 30, 2008 and April 30, 2007 on behalf of the fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended April 30, 2008 and April 30, 2007 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended April 30, 2008 and April 30, 2007 on behalf of the fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended April 30, 2008 and April 30, 2007 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

(f) Not applicable.

(g) For the fiscal years ended April 30, 2008 and April 30, 2007, the aggregate fees billed by Deloitte Entities of $730,000A and $705,000A for non-audit services rendered on behalf of the fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2008A	2007A,B
Covered Services	$205,000	$5,000
Non-Covered Services	$525,000	$700,000
A	Aggregate amounts may reflect rounding.
B	Reflects current period presentation.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the fund, taking into account representations from Deloitte Entities, in accordance with Independence Standards Board Standard No.1, regarding its independence from the fund and its related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/John Hebble
John Hebble
President and Treasurer

Date:	June 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John Hebble
John Hebble
President and Treasurer

Date:	June 27, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	June 27, 2008